UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Value Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Vistra Energy Corp.	2.0
Sempra Energy	1.9
Digital Realty Trust, Inc.	1.4
Entergy Corp.	1.3
Centene Corp.	1.3
CubeSmart	1.3
Edison International	1.2
Cheniere Energy, Inc.	1.2
The Williams Companies, Inc.	1.1
The Travelers Companies, Inc.	1.0
13.7

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Industrials	17.3
Financials	12.6
Materials	10.8
Utilities	9.6
Real Estate	9.3

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments – 13.9%

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
Discovery Communications, Inc. Class A (a)	451,500	$10,123
DISH Network Corp. Class A (a)	1,010,500	25,278
Interpublic Group of Companies, Inc.	1,565,900	26,589
Liberty Global PLC Class C (a)	927,200	16,977
Nexstar Broadcasting Group, Inc. Class A	520,700	36,470
		115,437
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	198,400	11,751
Distributors - 0.5%
LKQ Corp. (a)	1,002,800	26,223
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A (a)	2,170,000	20,550
Hotels, Restaurants & Leisure - 0.8%
Boyd Gaming Corp.	474,100	7,913
Eldorado Resorts, Inc. (a)(b)	1,377,704	29,538
		37,451
Household Durables - 2.3%
D.R. Horton, Inc.	549,200	25,933
Mohawk Industries, Inc. (a)	426,200	37,386
Tempur Sealy International, Inc. (a)	376,700	20,248
Whirlpool Corp.	243,000	27,153
		110,720
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	813,864	32,416
Leisure Products - 0.5%
Mattel, Inc. (a)(b)	2,560,200	22,325
Specialty Retail - 2.1%
L Brands, Inc. (b)	1,535,000	18,251
Lithia Motors, Inc. Class A (sub. vtg.) (b)	207,100	22,897
Lowe's Companies, Inc.	215,500	22,574
Michaels Companies, Inc. (a)(b)	4,181,500	12,712
Sally Beauty Holdings, Inc. (a)	2,409,054	23,392
		99,826
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	884,900	13,495
PVH Corp.	292,500	14,400
Tapestry, Inc.	2,362,100	35,148
		63,043

TOTAL CONSUMER DISCRETIONARY		424,305

CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 0.9%
U.S. Foods Holding Corp. (a)	1,998,800	42,974
Food Products - 3.4%
Conagra Brands, Inc.	1,228,200	41,071
Darling International, Inc. (a)	1,932,700	39,794
Nomad Foods Ltd. (a)	1,304,217	26,880
Post Holdings, Inc. (a)	145,800	13,392
Tyson Foods, Inc. Class A	644,500	40,081
		161,218
Household Products - 1.1%
Energizer Holdings, Inc.	732,300	28,530
Spectrum Brands Holdings, Inc.	599,500	25,814
		54,344
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	420,300	11,604
Tobacco - 0.6%
Altria Group, Inc.	744,500	29,222

TOTAL CONSUMER STAPLES		299,362

ENERGY - 6.8%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	353,134	4,926
Oil, Gas & Consumable Fuels - 6.7%
Cabot Oil & Gas Corp.	430,500	9,307
Cenovus Energy, Inc. (Canada)	5,791,981	21,013
Cheniere Energy, Inc. (a)	1,189,700	55,547
Devon Energy Corp.	664,600	8,288
Energy Transfer Equity LP	1,934,300	16,248
Hess Corp.	946,000	46,013
Marathon Petroleum Corp.	216,799	6,955
Noble Energy, Inc.	3,580,900	35,129
Pioneer Natural Resources Co.	104,100	9,297
Teekay LNG Partners LP	1,377,480	15,937
The Williams Companies, Inc.	2,807,800	54,387
Valero Energy Corp.	592,500	37,535
WPX Energy, Inc. (a)	1,112,600	6,820
		322,476

TOTAL ENERGY		327,402

FINANCIALS - 12.6%
Banks - 2.6%
Bank of Kyoto Ltd.	327,000	11,305
Comerica, Inc.	217,000	7,565
Fifth Third Bancorp	300,800	5,622
First Citizens Bancshares, Inc.	79,692	30,442
M&T Bank Corp.	276,900	31,035
Signature Bank	218,800	23,451
Wells Fargo & Co.	477,200	13,863
		123,283
Capital Markets - 3.5%
Ameriprise Financial, Inc.	358,400	41,194
Apollo Global Management LLC Class A	901,332	36,495
Lazard Ltd. Class A	796,200	21,896
LPL Financial	577,400	34,771
Raymond James Financial, Inc.	559,100	36,856
		171,212
Consumer Finance - 2.7%
Ally Financial, Inc.	363,800	5,963
Capital One Financial Corp.	477,391	30,916
Discover Financial Services	733,500	31,518
Navient Corp.	887,200	6,760
OneMain Holdings, Inc.	1,038,800	25,149
SLM Corp.	3,905,596	32,573
		132,879
Diversified Financial Services - 0.3%
ECN Capital Corp.	4,431,400	12,575
Insurance - 3.3%
AMBAC Financial Group, Inc. (a)	2,040,459	35,096
American International Group, Inc.	577,800	14,693
Axis Capital Holdings Ltd.	385,200	14,098
First American Financial Corp.	314,900	14,523
Old Republic International Corp.	1,822,500	29,069
Reinsurance Group of America, Inc.	52,700	5,517
The Travelers Companies, Inc.	476,300	48,206
		161,202
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	290,200	7,928

TOTAL FINANCIALS		609,079

HEALTH CARE - 8.8%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	327,900	35,239
Ascendis Pharma A/S sponsored ADR (a)	19,443	2,639
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	301,600	3,016
United Therapeutics Corp. (a)	21,600	2,366
		43,260
Health Care Equipment & Supplies - 1.1%
Dentsply Sirona, Inc.	107,700	4,571
Envista Holdings Corp. (a)	1,178,200	22,940
Hill-Rom Holdings, Inc.	39,300	4,421
Hologic, Inc. (a)	29,000	1,453
The Cooper Companies, Inc.	22,300	6,393
Zimmer Biomet Holdings, Inc.	100,246	11,999
		51,777
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	36,400	3,264
Cardinal Health, Inc.	165,400	8,184
Centene Corp. (a)	937,700	62,432
Cigna Corp.	236,300	46,263
Humana, Inc.	81,200	31,004
Laboratory Corp. of America Holdings (a)	84,300	13,863
McKesson Corp.	92,400	13,052
Molina Healthcare, Inc. (a)	28,500	4,673
Premier, Inc. (a)	841,500	27,904
Universal Health Services, Inc. Class B	37,100	3,921
		214,560
Health Care Technology - 0.6%
Change Healthcare, Inc.	2,540,200	29,568
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	111,100	8,517
Bio-Rad Laboratories, Inc. Class A (a)	32,900	14,479
IQVIA Holdings, Inc. (a)	58,900	8,399
		31,395
Pharmaceuticals - 1.1%
Bayer AG	324,300	21,373
Jazz Pharmaceuticals PLC (a)	259,467	28,606
Mylan NV (a)	135,600	2,274
		52,253

TOTAL HEALTH CARE		422,813

INDUSTRIALS - 17.3%
Aerospace & Defense - 0.4%
General Dynamics Corp.	125,000	16,328
Textron, Inc.	105,300	2,776
		19,104
Air Freight & Logistics - 0.9%
FedEx Corp.	216,300	27,420
XPO Logistics, Inc. (a)	208,400	13,909
		41,329
Building Products - 0.3%
Carrier Global Corp. (a)	113,000	2,001
Jeld-Wen Holding, Inc. (a)	888,000	11,278
		13,279
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	293,800	10,133
KAR Auction Services, Inc.	1,897,000	28,417
The Brink's Co.	504,100	25,770
		64,320
Construction & Engineering - 3.3%
AECOM (a)	1,326,123	48,085
Arcadis NV	1,679,175	26,111
Fluor Corp.	2,264,200	26,491
Granite Construction, Inc. (b)	1,806,100	29,692
Williams Scotsman Corp. (a)	2,522,300	29,385
		159,764
Electrical Equipment - 2.0%
Atkore International Group, Inc. (a)	619,186	15,071
Regal Beloit Corp.	312,100	22,162
Sensata Technologies, Inc. PLC (a)	1,265,906	46,054
Vertiv Holdings Co.(a)(b)	1,100,900	11,659
		94,946
Industrial Conglomerates - 0.1%
General Electric Co.	1,009,200	6,863
Machinery - 1.8%
Allison Transmission Holdings, Inc.	1,223,329	44,456
Colfax Corp. (a)(b)	382,500	9,865
Kennametal, Inc.	463,300	11,865
Stanley Black & Decker, Inc.	196,500	21,654
		87,840
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	9,737	9,691
Professional Services - 1.7%
ASGN, Inc. (a)	679,300	31,553
Intertrust NV (c)	1,175,231	18,520
Nielsen Holdings PLC	2,302,100	33,910
		83,983
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A	960,700	35,719
Ryder System, Inc.	1,138,100	40,289
TFI International, Inc. (Canada)	121,600	3,372
		79,380
Trading Companies & Distributors - 3.6%
AerCap Holdings NV (a)	732,196	20,589
Ashtead Group PLC	571,031	15,643
Beacon Roofing Supply, Inc. (a)	1,569,600	34,531
Fortress Transportation & Infrastructure Investors LLC	1,310,938	15,417
GMS, Inc. (a)	495,734	9,112
HD Supply Holdings, Inc. (a)	1,129,574	33,526
MRC Global, Inc. (a)	1,597,324	8,562
Univar, Inc. (a)	2,463,800	35,774
		173,154

TOTAL INDUSTRIALS		833,653

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	2,233,300	24,589
Extreme Networks, Inc. (a)	1,419,562	4,827
F5 Networks, Inc. (a)	102,000	14,205
ViaSat, Inc. (a)	440,800	18,690
		62,311
Electronic Equipment & Components - 0.9%
Flextronics International Ltd. (a)	3,446,982	33,643
Insight Enterprises, Inc. (a)	219,800	11,933
		45,576
IT Services - 2.2%
Alliance Data Systems Corp.	368,200	18,436
Capgemini SA	226,200	21,253
DXC Technology Co.	1,441,036	26,126
Econocom Group SA	5,902,326	11,371
Unisys Corp. (a)	2,176,519	27,402
		104,588
Semiconductors & Semiconductor Equipment - 1.1%
Marvell Technology Group Ltd.	1,090,710	29,166
NXP Semiconductors NV	222,000	22,105
		51,271
Software - 0.6%
SS&C Technologies Holdings, Inc.	551,800	30,437

TOTAL INFORMATION TECHNOLOGY		294,183

MATERIALS - 10.8%
Chemicals - 6.1%
Axalta Coating Systems Ltd. (a)	1,696,578	33,490
Celanese Corp. Class A	172,339	14,316
DuPont de Nemours, Inc.	1,015,140	47,732
Element Solutions, Inc. (a)	2,651,800	27,181
FMC Corp.	196,725	18,079
LyondellBasell Industries NV Class A	127,229	7,373
Olin Corp.	3,381,480	45,143
The Chemours Co. LLC	1,938,300	22,736
Tronox Holdings PLC	3,978,974	27,137
W.R. Grace & Co.	653,000	30,841
Westlake Chemical Corp.	477,400	20,743
		294,771
Construction Materials - 1.3%
Eagle Materials, Inc.	332,600	20,292
Martin Marietta Materials, Inc.	52,283	9,946
Summit Materials, Inc. (a)	1,958,000	29,585
		59,823
Containers & Packaging - 2.2%
Avery Dennison Corp.	101,390	11,192
Berry Global Group, Inc. (a)	922,200	36,694
Crown Holdings, Inc. (a)	515,200	33,184
O-I Glass, Inc. (b)	3,127,284	25,769
		106,839
Metals & Mining - 1.2%
Antofagasta PLC	474,400	4,858
Barrick Gold Corp.	723,185	18,600
Constellium NV (a)	3,405,000	26,423
Steel Dynamics, Inc.	324,865	7,884
		57,765

TOTAL MATERIALS		519,198

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Alexandria Real Estate Equities, Inc.	291,900	45,855
American Tower Corp.	102,104	24,301
CubeSmart	2,412,437	60,793
Digital Realty Trust, Inc.	438,200	65,507
Douglas Emmett, Inc.	726,100	22,139
Equinix, Inc.	59,000	39,837
Equity Lifestyle Properties, Inc.	445,522	26,869
Essex Property Trust, Inc.	87,400	21,334
Four Corners Property Trust, Inc.	541,100	12,115
Lamar Advertising Co. Class A	31,600	1,822
National Retail Properties, Inc.	677,088	22,100
VICI Properties, Inc.	1,771,500	30,860
		373,532
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	665,992	28,591
Cushman & Wakefield PLC (a)	2,920,231	35,539
Howard Hughes Corp. (a)	173,400	9,391
		73,521

TOTAL REAL ESTATE		447,053

UTILITIES - 9.6%
Electric Utilities - 3.6%
Edison International	967,500	56,802
Entergy Corp.	676,500	64,613
Exelon Corp.	469,177	17,397
FirstEnergy Corp.	777,000	32,067
		170,879
Independent Power and Renewable Electricity Producers - 2.9%
The AES Corp.	3,452,500	45,746
Vistra Energy Corp.	4,920,100	96,136
		141,882
Multi-Utilities - 3.1%
CenterPoint Energy, Inc.	1,728,765	29,441
Dominion Energy, Inc.	393,700	30,366
Sempra Energy	720,897	89,283
		149,090

TOTAL UTILITIES		461,851

TOTAL COMMON STOCKS
(Cost $5,190,849)		4,754,336
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.54% 5/7/20 (d)
(Cost $90)	90	90
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.16% (e)	60,250,204	$60,268
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	56,314,260	56,320
TOTAL MONEY MARKET FUNDS
(Cost $116,584)		116,588
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $5,307,523)		4,871,014
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(52,662)
NET ASSETS - 100%		$4,818,352

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	171	June 2020	$28,066	$1,624	$1,624

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,520,000 or 0.4% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $90,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$431
Fidelity Securities Lending Cash Central Fund	651
Total	$1,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$115,437	$115,437	$--	$--
Consumer Discretionary	424,305	424,305	--	--
Consumer Staples	299,362	299,362	--	--
Energy	327,402	327,402	--	--
Financials	609,079	609,079	--	--
Health Care	422,813	422,813	--	--
Industrials	833,653	823,962	9,691	--
Information Technology	294,183	294,183	--	--
Materials	519,198	519,198	--	--
Real Estate	447,053	447,053	--	--
Utilities	461,851	461,851	--	--
U.S. Government and Government Agency Obligations	90	--	90	--
Money Market Funds	116,588	116,588	--	--
Total Investments in Securities:	$4,871,014	$4,861,233	$9,781	$--
Derivative Instruments:
Assets
Futures Contracts	$1,624	$1,624	$--	$--
Total Assets	$1,624	$1,624	$--	$--
Total Derivative Instruments:	$1,624	$1,624	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$1,624	$0
Total Equity Risk	1,624	0
Total Value of Derivatives	$1,624	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.1%
United Kingdom	3.8%
Bermuda	2.2%
Netherlands	2.0%
Canada	1.2%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $51,376) — See accompanying schedule: Unaffiliated issuers (cost $5,190,939)	$4,754,426
Fidelity Central Funds (cost $116,584)	116,588
Total Investment in Securities (cost $5,307,523)		$4,871,014
Segregated cash with brokers for derivative instruments		2,822
Cash		24
Receivable for investments sold		28,729
Receivable for fund shares sold		1,427
Dividends receivable		3,248
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		3
Other receivables		1,251
Total assets		4,908,532
Liabilities
Payable for investments purchased	$25,012
Payable for fund shares redeemed	5,588
Accrued management fee	1,048
Payable for daily variation margin on futures contracts	988
Other affiliated payables	652
Other payables and accrued expenses	592
Collateral on securities loaned	56,300
Total liabilities		90,180
Net Assets		$4,818,352
Net Assets consist of:
Paid in capital		$5,939,156
Total accumulated earnings (loss)		(1,120,804)
Net Assets		$4,818,352
Net Asset Value and Maximum Offering Price
Value:
Net Asset Value, offering price and redemption price per share ($4,298,606 ÷ 532,235 shares)		$8.08
Class K:
Net Asset Value, offering price and redemption price per share ($519,746 ÷ 64,277 shares)		$8.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$57,755
Interest		16
Income from Fidelity Central Funds (including $651 from security lending)		1,082
Total income		58,853
Expenses
Management fee
Basic fee	$16,603
Performance adjustment	(2,992)
Transfer agent fees	4,011
Accounting fees	566
Custodian fees and expenses	18
Independent trustees' fees and expenses	20
Registration fees	47
Audit	39
Legal	15
Miscellaneous	72
Total expenses before reductions	18,399
Expense reductions	(264)
Total expenses after reductions		18,135
Net investment income (loss)		40,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(632,483)
Fidelity Central Funds	16
Foreign currency transactions	(11)
Futures contracts	(8,032)
Total net realized gain (loss)		(640,510)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(780,934)
Fidelity Central Funds	2
Assets and liabilities in foreign currencies	(15)
Futures contracts	1,624
Total change in net unrealized appreciation (depreciation)		(779,323)
Net gain (loss)		(1,419,833)
Net increase (decrease) in net assets resulting from operations		$(1,379,115)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,718	$94,998
Net realized gain (loss)	(640,510)	135,674
Change in net unrealized appreciation (depreciation)	(779,323)	376,020
Net increase (decrease) in net assets resulting from operations	(1,379,115)	606,692
Distributions to shareholders	(237,887)	(879,656)
Share transactions - net increase (decrease)	(416,844)	101,049
Total increase (decrease) in net assets	(2,033,846)	(171,915)
Net Assets
Beginning of period	6,852,198	7,024,113
End of period	$4,818,352	$6,852,198

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$11.15	$12.19	$10.30	$11.07	$11.30
Income from Investment Operations
Net investment income (loss)B	.06	.14	.15	.18C	.17	.12
Net realized and unrealized gain (loss)	(2.20)	.71	(.62)	1.85	.11	(.10)D
Total from investment operations	(2.14)	.85	(.47)	2.03	.28	.02
Distributions from net investment income	(.13)	(.12)	(.17)	(.14)	(.12)	(.09)
Distributions from net realized gain	(.24)	(1.29)	(.41)	–E	(.93)	(.16)
Total distributions	(.37)	(1.41)	(.57)F	(.14)	(1.05)	(.25)
Net asset value, end of period	$8.08	$10.59	$11.15	$12.19	$10.30	$11.07
Total ReturnG,H	(21.08)%	9.31%	(4.14)%	19.86%	2.85%	.12%D
Ratios to Average Net AssetsI,J
Expenses before reductions	.60%K	.58%	.58%	.58%	.62%	.79%
Expenses net of fee waivers, if any	.60%K	.58%	.58%	.58%	.62%	.79%
Expenses net of all reductions	.60%K	.58%	.56%	.57%	.61%	.78%
Net investment income (loss)	1.30%K	1.38%	1.25%	1.51%C	1.71%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$4,299	$6,112	$6,181	$7,344	$6,741	$7,437
Portfolio turnover rateL	95%K	75%	100%	73%	72%	80%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .01%.

 E Amount represents less than $.005 per share.

 F Total distributions of $.57 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.409 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$11.16	$12.21	$10.32	$11.09	$11.32
Income from Investment Operations
Net investment income (loss)B	.07	.15	.16	.19C	.18	.13
Net realized and unrealized gain (loss)	(2.20)	.72	(.62)	1.85	.11	(.10)D
Total from investment operations	(2.13)	.87	(.46)	2.04	.29	.03
Distributions from net investment income	(.14)	(.13)	(.18)	(.15)	(.13)	(.10)
Distributions from net realized gain	(.24)	(1.29)	(.41)	–E	(.93)	(.16)
Total distributions	(.38)	(1.43)F	(.59)	(.15)	(1.06)	(.26)
Net asset value, end of period	$8.09	$10.60	$11.16	$12.21	$10.32	$11.09
Total ReturnG,H	(20.98)%	9.43%	(4.11)%	19.98%	2.96%	.24%D
Ratios to Average Net AssetsI,J
Expenses before reductions	.51%K	.49%	.48%	.48%	.50%	.68%
Expenses net of fee waivers, if any	.51%K	.49%	.48%	.48%	.50%	.68%
Expenses net of all reductions	.50%K	.48%	.46%	.48%	.49%	.67%
Net investment income (loss)	1.40%K	1.48%	1.34%	1.61%C	1.82%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$520	$740	$844	$1,073	$922	$1,404
Portfolio turnover rateL	95%K	75%	100%	73%	72%	80%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.33%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .13%.

 E Amount represents less than $.005 per share.

 F Total distributions of $1.43 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $1.293 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $495 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$510,416
Gross unrealized depreciation	(1,084,473)
Net unrealized appreciation (depreciation)	$(574,057)
Tax cost	$5,446,695

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Fund	2,902,578	3,534,503

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$3,868.14
Class K	143.04
	$4,011

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Fund	$161

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Fund	Borrower	$6,485	1.83%	$-(a)

 (a) Amount represents less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $6,358.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Value Fund	$8

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $62. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $56 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $249 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Value	$1

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Value	$211,624	$774,997
Class K	26,263	104,659
Total	$237,887	$879,656

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Value
Shares sold	12,386	35,232	$114,710	$343,088
Reinvestment of distributions	17,903	77,071	192,457	722,157
Shares redeemed	(75,409)	(89,380)	(674,047)	(898,938)
Net increase (decrease)	(45,120)	22,923	$(366,880)	$166,307
Class K
Shares sold	7,264	8,047	$69,770	$81,588
Reinvestment of distributions	2,443	11,170	26,263	104,659
Shares redeemed	(15,240)	(24,966)	(145,997)	(251,505)
Net increase (decrease)	(5,533)	(5,749)	$(49,964)	$(65,258)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Value	.60%
Actual		$1,000.00	$789.20	$2.67
Hypothetical-C		$1,000.00	$1,021.88	$3.02
Class K	.51%
Actual		$1,000.00	$790.20	$2.27
Hypothetical-C		$1,000.00	$1,022.33	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2018 and June 2018. The Board will continue to monitor closely the fund's performance as the new portfolio manager(s) establishes a track record.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Value Fund

2019 Total Return % vs. Morningstar Mid-Cap Value and Russell Midcap Value:
75% beaten
25% beaten
Benchmark
Class K
Retail Class
4.00
2.00
0.00
-2.00
-4.00
3.68
3.86
0.09
-0.03
-2.12
34.00
32.00
30.00
28.00
26.00
24.00
32.75
29.32
28.11
27.76
25.17
40.0
35.0
30.0
25.0
20.0
38.4
38.6
28.0
27.4
24.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	46%	37%	37%
Class K	49%	39%	41%

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of the retail class of the fund). The Board noted that the fund's underperformance has continued since the Board approved the management contract in July 2017 and January 2019. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VAL-SANN-0620
1.703562.122

Fidelity® Capital Appreciation Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Microsoft Corp.	8.0
Visa, Inc. Class A	3.7
Amazon.com, Inc.	3.3
Facebook, Inc. Class A	3.0
Adobe, Inc.	2.8
NVIDIA Corp.	2.6
Apple, Inc.	2.6
Berkshire Hathaway, Inc. Class B	2.3
American Tower Corp.	2.1
Procter & Gamble Co.	2.1
32.5

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	32.4
Health Care	17.8
Consumer Discretionary	12.5
Communication Services	11.9
Financials	5.9

Asset Allocation (% of fund's net assets)

As of April 30, 2020 *
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 16.4%

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. (a)	30,400	$2,479
Entertainment - 2.1%
Activision Blizzard, Inc.	925,045	58,953
CD Projekt RED SA	53,100	4,577
Electronic Arts, Inc. (a)	319,054	36,455
		99,985
Interactive Media & Services - 8.5%
Alphabet, Inc.:
Class A (a)	66,382	89,397
Class C (a)	69,156	93,268
Facebook, Inc. Class A (a)	699,102	143,113
Tencent Holdings Ltd.	1,441,669	75,788
Wise Talent Information Technology Co. Ltd. (a)	2,542,262	5,427
		406,993
Media - 0.2%
Nexstar Broadcasting Group, Inc. Class A	118,979	8,333
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	585,605	51,416

TOTAL COMMUNICATION SERVICES		569,206

CONSUMER DISCRETIONARY - 12.5%
Automobiles - 1.1%
Ferrari NV (b)	229,989	35,791
Tesla, Inc. (a)	20,886	16,330
		52,121
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A (a)	1,929,887	18,276
Hotels, Restaurants & Leisure - 0.8%
Dalata Hotel Group PLC	292,600	952
Starbucks Corp.	482,263	37,004
		37,956
Household Durables - 1.8%
D.R. Horton, Inc.	1,173,172	55,397
NVR, Inc. (a)	10,294	31,911
		87,308
Internet & Direct Marketing Retail - 5.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	362,755	73,520
Amazon.com, Inc. (a)	64,328	159,147
Fiverr International Ltd. (b)	41,004	1,609
Pinduoduo, Inc. ADR (a)	173,289	8,221
The Booking Holdings, Inc. (a)	23,335	34,549
		277,046
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	223,843	7,051
Specialty Retail - 1.3%
Five Below, Inc. (a)	199,067	17,948
National Vision Holdings, Inc. (a)	124,604	3,302
Ross Stores, Inc.	432,108	39,477
		60,727
Textiles, Apparel & Luxury Goods - 1.2%
Anta Sports Products Ltd.	1,435,628	12,226
Capri Holdings Ltd. (a)	371,616	5,667
LVMH Moet Hennessy Louis Vuitton SE	53,104	20,530
LVMH Moet Hennessy Louis Vuitton SE	32,938	12,928
PVH Corp.	67,700	3,333
Tapestry, Inc.	188,120	2,799
		57,483

TOTAL CONSUMER DISCRETIONARY		597,968

CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	88,800	15,797
Monster Beverage Corp. (a)	557,638	34,468
		50,265
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	354,563	10,406
Household Products - 3.6%
Energizer Holdings, Inc. (b)	1,050,080	40,911
Procter & Gamble Co.	837,412	98,706
Reckitt Benckiser Group PLC	391,556	32,617
		172,234
Personal Products - 0.7%
Coty, Inc. Class A	60	0
Estee Lauder Companies, Inc. Class A	158,735	28,001
Herbalife Nutrition Ltd. (a)	159,800	5,969
		33,970

TOTAL CONSUMER STAPLES		266,875

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Hess Corp.	802,703	39,043
FINANCIALS - 5.9%
Banks - 1.0%
HDFC Bank Ltd. sponsored ADR	132,500	5,744
M&T Bank Corp.	367,226	41,159
		46,903
Capital Markets - 1.8%
CME Group, Inc.	210,538	37,520
Goldman Sachs Group, Inc.	101,100	18,544
Morningstar, Inc.	167,795	26,169
Tradeweb Markets, Inc. Class A	43,400	2,264
XP, Inc. Class A (a)	52,048	1,310
		85,807
Consumer Finance - 0.3%
Capital One Financial Corp.	213,265	13,811
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	580,059	108,680
Insurance - 0.5%
Aon PLC	51,204	8,841
Arthur J. Gallagher & Co.	223,741	17,564
		26,405

TOTAL FINANCIALS		281,606

HEALTH CARE - 17.8%
Biotechnology - 5.3%
AbbVie, Inc.	1,200,371	98,670
Applied Therapeutics, Inc. (a)	64,540	2,307
BioNTech SE ADR (a)(b)	130,119	6,178
Galapagos Genomics NV sponsored ADR (a)	76,823	16,936
Gilead Sciences, Inc.	457,600	38,438
Innovent Biologics, Inc.(a)(c)	1,008,301	4,966
Neurocrine Biosciences, Inc. (a)	246,313	24,173
Regeneron Pharmaceuticals, Inc. (a)	114,022	59,962
		251,630
Health Care Equipment & Supplies - 1.8%
Danaher Corp.	76,439	12,495
Haemonetics Corp. (a)	154,510	17,580
Intuitive Surgical, Inc. (a)	69,525	35,519
Nevro Corp. (a)	78,807	9,271
Penumbra, Inc. (a)	71,061	12,601
		87,466
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	62,800	5,631
Guardant Health, Inc. (a)	38,988	3,001
UnitedHealth Group, Inc.	273,292	79,930
		88,562
Health Care Technology - 0.7%
Change Healthcare, Inc.	691,800	8,053
Inspire Medical Systems, Inc. (a)	107,689	7,717
Veeva Systems, Inc. Class A (a)	92,860	17,718
		33,488
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)	42,253	3,375
Bruker Corp.	591,248	23,248
Codexis, Inc. (a)	429,440	4,986
Mettler-Toledo International, Inc. (a)	33,095	23,826
Nanostring Technologies, Inc. (a)	187,003	5,939
Thermo Fisher Scientific, Inc.	211,718	70,858
		132,232
Pharmaceuticals - 5.4%
AstraZeneca PLC sponsored ADR	1,600,651	83,682
Eli Lilly & Co.	430,285	66,539
Horizon Pharma PLC (a)	929,365	33,494
Sanofi SA	405,145	39,598
Zoetis, Inc. Class A	281,520	36,403
		259,716

TOTAL HEALTH CARE		853,094

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.4%
HEICO Corp. Class A	212,319	15,357
TransDigm Group, Inc.	16,100	5,846
		21,203
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	193,426	12,277
Commercial Services & Supplies - 0.1%
Cintas Corp.	25,300	5,612
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	232,773	22,681
Industrial Conglomerates - 0.0%
General Electric Co.	364,300	2,477
Machinery - 1.2%
ESCO Technologies, Inc.	87,290	6,660
Gardner Denver Holdings, Inc. (a)	1,586,145	46,125
Stanley Black & Decker, Inc.	66,300	7,306
		60,091
Professional Services - 1.2%
Equifax, Inc.	92,600	12,862
Experian PLC	1,194,141	35,860
Robert Half International, Inc.	120,800	5,710
TransUnion Holding Co., Inc.	18,337	1,445
		55,877
Road & Rail - 1.4%
Rumo SA (a)	3,844,100	13,990
Uber Technologies, Inc.	1,803,973	54,606
		68,596
Trading Companies & Distributors - 0.2%
Fastenal Co.	210,700	7,632

TOTAL INDUSTRIALS		256,446

INFORMATION TECHNOLOGY - 32.4%
Electronic Equipment & Components - 1.1%
FLIR Systems, Inc.	133,900	5,811
II-VI, Inc. (a)	94,940	3,268
Keyence Corp.	40,140	14,501
Novanta, Inc. (a)	12,000	1,043
SYNNEX Corp.	119,000	10,420
Zebra Technologies Corp. Class A (a)	77,947	17,901
		52,944
IT Services - 6.8%
Adyen BV (a)(c)	9,500	9,382
Black Knight, Inc. (a)	620,217	43,769
CACI International, Inc. Class A (a)	135,304	33,845
Edenred SA	112,450	4,531
Fiserv, Inc. (a)	72,344	7,456
MongoDB, Inc. Class A (a)(b)	118,019	19,134
Square, Inc. (a)	434,530	28,305
Visa, Inc. Class A	992,963	177,462
		323,884
Semiconductors & Semiconductor Equipment - 9.1%
ASML Holding NV	139,399	40,207
Enphase Energy, Inc. (a)	193,095	9,043
Lam Research Corp.	125,798	32,114
Micron Technology, Inc. (a)	735,846	35,240
Monolithic Power Systems, Inc.	16,325	3,264
NVIDIA Corp.	427,634	124,989
NXP Semiconductors NV	569,278	56,683
Qualcomm, Inc.	1,251,647	98,467
Semiconductor Manufacturing International Corp. (a)	254,500	478
SolarEdge Technologies, Inc. (a)	54,441	6,075
Teradyne, Inc.	204,600	12,796
Universal Display Corp.	115,228	17,298
		436,654
Software - 12.8%
Adobe, Inc. (a)	380,524	134,569
Cloudflare, Inc. (a)	127,700	3,009
Manhattan Associates, Inc. (a)	195,348	13,858
Microsoft Corp.	2,153,310	385,891
Salesforce.com, Inc. (a)	480,672	77,845
		615,172
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	420,327	123,492

TOTAL INFORMATION TECHNOLOGY		1,552,146

MATERIALS - 2.8%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	127,142	28,681
Albemarle Corp. U.S. (b)	135,814	8,343
DuPont de Nemours, Inc.	119,900	5,638
Sherwin-Williams Co.	71,445	38,321
		80,983
Metals & Mining - 1.1%
Barrick Gold Corp.	2,164,263	55,665

TOTAL MATERIALS		136,648

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	424,308	100,985
Prologis, Inc.	426,505	38,057
Simon Property Group, Inc.	137,100	9,154
		148,196
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	341,900	14,678

TOTAL REAL ESTATE		162,874

UTILITIES - 0.8%
Electric Utilities - 0.2%
NextEra Energy, Inc.	47,534	10,986
Water Utilities - 0.6%
American Water Works Co., Inc.	250,827	30,523

TOTAL UTILITIES		41,509

TOTAL COMMON STOCKS
(Cost $3,764,614)		4,757,415

Nonconvertible Preferred Stocks - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras sponsored ADR
(Cost $83,084)	5,217,523	36,053

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.16% (d)	22,418,268	22,425
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	61,993,363	62,000
TOTAL MONEY MARKET FUNDS
(Cost $84,425)		84,425
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $3,932,123)		4,877,893
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(83,320)
NET ASSETS - 100%		$4,794,573

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,348,000 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$86
Fidelity Securities Lending Cash Central Fund	999
Total	$1,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$569,206	$487,991	$81,215	$--
Consumer Discretionary	597,968	565,212	32,756	--
Consumer Staples	266,875	218,461	48,414	--
Energy	75,096	75,096	--	--
Financials	281,606	281,606	--	--
Health Care	853,094	848,128	4,966	--
Industrials	256,446	220,586	35,860	--
Information Technology	1,552,146	1,551,668	478	--
Materials	136,648	136,648	--	--
Real Estate	162,874	162,874	--	--
Utilities	41,509	41,509	--	--
Money Market Funds	84,425	84,425	--	--
Total Investments in Securities:	$4,877,893	$4,674,204	$203,689	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.6%
Cayman Islands	3.8%
Netherlands	3.0%
United Kingdom	2.4%
France	1.6%
Ireland	1.2%
Canada	1.1%
Brazil	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,909) — See accompanying schedule: Unaffiliated issuers (cost $3,847,698)	$4,793,468
Fidelity Central Funds (cost $84,425)	84,425
Total Investment in Securities (cost $3,932,123)		$4,877,893
Foreign currency held at value (cost $1,326)		1,341
Receivable for investments sold		31,366
Receivable for fund shares sold		999
Dividends receivable		3,772
Distributions receivable from Fidelity Central Funds		269
Prepaid expenses		3
Other receivables		164
Total assets		4,915,807
Liabilities
Payable for investments purchased	$53,534
Payable for fund shares redeemed	2,614
Accrued management fee	2,364
Other affiliated payables	567
Other payables and accrued expenses	144
Collateral on securities loaned	62,011
Total liabilities		121,234
Net Assets		$4,794,573
Net Assets consist of:
Paid in capital		$3,721,146
Total accumulated earnings (loss)		1,073,427
Net Assets		$4,794,573
Net Asset Value and Maximum Offering Price
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($4,277,093 ÷ 133,572 shares)		$32.02
Class K:
Net Asset Value, offering price and redemption price per share ($517,480 ÷ 16,119 shares)		$32.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$29,657
Income from Fidelity Central Funds (including $999 from security lending)		1,085
Total income		30,742
Expenses
Management fee
Basic fee	$14,219
Performance adjustment	963
Transfer agent fees	3,135
Accounting fees	547
Custodian fees and expenses	95
Independent trustees' fees and expenses	16
Registration fees	42
Audit	33
Legal	5
Interest	26
Miscellaneous	57
Total expenses before reductions	19,138
Expense reductions	(120)
Total expenses after reductions		19,018
Net investment income (loss)		11,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123,673
Fidelity Central Funds	(11)
Foreign currency transactions	(105)
Total net realized gain (loss)		123,557
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(122,288)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(122,280)
Net gain (loss)		1,277
Net increase (decrease) in net assets resulting from operations		$13,001

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,724	$42,505
Net realized gain (loss)	123,557	852,937
Change in net unrealized appreciation (depreciation)	(122,280)	(208,274)
Net increase (decrease) in net assets resulting from operations	13,001	687,168
Distributions to shareholders	(691,286)	(693,623)
Share transactions - net increase (decrease)	(59,366)	(955,360)
Total increase (decrease) in net assets	(737,651)	(961,815)
Net Assets
Beginning of period	5,532,224	6,494,039
End of period	$4,794,573	$5,532,224

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$36.16	$36.33	$37.90	$31.75	$37.03	$39.82
Income from Investment Operations
Net investment income (loss)A	.07	.24	.29	.38	.34	.24
Net realized and unrealized gain (loss)	.36	3.53	2.15	7.55	(1.34)	1.13
Total from investment operations	.43	3.77	2.44	7.93	(1.00)	1.37
Distributions from net investment income	(.24)	(.27)	(.34)	(.39)	(.27)	(.10)
Distributions from net realized gain	(4.34)	(3.67)	(3.67)	(1.39)	(4.01)	(4.06)
Total distributions	(4.57)B	(3.94)	(4.01)	(1.78)	(4.28)	(4.16)
Net asset value, end of period	$32.02	$36.16	$36.33	$37.90	$31.75	$37.03
Total ReturnC,D	.91%	12.24%	6.93%	25.93%	(3.06)%	3.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.62%	.54%	.51%	.61%	.83%
Expenses net of fee waivers, if any	.73%G	.62%	.54%	.51%	.61%	.83%
Expenses net of all reductions	.73%G	.61%	.53%	.50%	.60%	.82%
Net investment income (loss)	.43%G	.69%	.77%	1.09%	1.05%	.63%
Supplemental Data
Net assets, end of period (in millions)	$4,277	$4,668	$4,792	$5,157	$4,809	$5,906
Portfolio turnover rateH	68%G,I	122%	101%	129%	120%	126%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.57 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $4.337 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$36.25	$36.42	$37.99	$31.83	$37.11	$39.90
Income from Investment Operations
Net investment income (loss)A	.09	.27	.33	.41	.37	.28
Net realized and unrealized gain (loss)	.36	3.54	2.15	7.57	(1.33)	1.14
Total from investment operations	.45	3.81	2.48	7.98	(.96)	1.42
Distributions from net investment income	(.26)	(.31)	(.37)	(.43)	(.31)	(.15)
Distributions from net realized gain	(4.34)	(3.67)	(3.67)	(1.39)	(4.01)	(4.06)
Total distributions	(4.60)	(3.98)	(4.05)B	(1.82)	(4.32)	(4.21)
Net asset value, end of period	$32.10	$36.25	$36.42	$37.99	$31.83	$37.11
Total ReturnC,D	.95%	12.33%	7.03%	26.04%	(2.93)%	3.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.52%	.45%	.41%	.50%	.72%
Expenses net of fee waivers, if any	.64%G	.52%	.44%	.41%	.50%	.72%
Expenses net of all reductions	.64%G	.52%	.43%	.40%	.48%	.72%
Net investment income (loss)	.52%G	.79%	.86%	1.20%	1.17%	.74%
Supplemental Data
Net assets, end of period (in millions)	$517	$864	$1,702	$2,174	$2,103	$2,524
Portfolio turnover rateH	68%G,I	122%	101%	129%	120%	126%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.05 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $3.671 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $58 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,117,863
Gross unrealized depreciation	(180,266)
Net unrealized appreciation (depreciation)	$937,597
Tax cost	$3,940,296

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital Appreciation Fund	1,812,075	2,346,042

Unaffiliated Redemptions In-Kind. During the period, 6,200 shares of the Fund were redeemed in-kind for investments, and cash with a value of $167,637. The net realized gain of $24,513 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Appreciation	$2,970.13
Class K	165.04
	$3,135

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Capital Appreciation Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Capital Appreciation Fund	$41

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Capital Appreciation Fund	Borrower	$17,164	1.52%	$26

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $26.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Capital Appreciation Fund	$7

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $100. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $107 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Capital Appreciation	$2

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Capital Appreciation	$583,889	$512,927
Class K	107,397	180,696
Total	$691,286	$693,623

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Capital Appreciation
Shares sold	2,676	3,860	$87,358	$130,536
Reinvestment of distributions	16,833	15,711	551,617	485,315
Shares redeemed	(15,030)	(22,392)	(482,128)	(754,833)
Net increase (decrease)	4,479	(2,821)	$156,847	$(138,982)
Class K
Shares sold	1,934	3,353	$62,673	$111,851
Reinvestment of distributions	3,269	5,840	107,397	180,696
Shares redeemed	(12,931)(a)	(32,070)	(386,283)(a)	(1,108,927)
Net increase (decrease)	(7,728)	(22,877)	$(216,213)	$(816,380)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Capital Appreciation	.73%
Actual		$1,000.00	$1,009.10	$3.65
Hypothetical-C		$1,000.00	$1,021.23	$3.67
Class K	.64%
Actual		$1,000.00	$1,009.50	$3.20
Hypothetical-C		$1,000.00	$1,021.68	$3.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in March 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Capital Appreciation Fund

2019 Total Return % vs. Morningstar Custom Large/Mid Value Blend Growth and S&P 500:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
12.00
10.00
8.00
6.00
4.00
11.06
10.42
5.41
5.34
4.03
55.0
50.0
45.0
40.0
35.0
30.0
52.7
52.3
48.9
54.0
33.8
70.0
60.0
50.0
40.0
30.0
66.3
65.2
57.9
57.1
37.7
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	33%	74%	60%
Class K	34%	75%	62%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Capital Appreciation Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CAF-SANN-0620
1.703454.122

Fidelity® Disciplined Equity Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Microsoft Corp.	7.1
Amazon.com, Inc.	5.5
Apple, Inc.	3.6
Alphabet, Inc. Class A	3.0
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.5
Facebook, Inc. Class A	2.5
MasterCard, Inc. Class A	2.0
NVIDIA Corp.	1.7
Adobe, Inc.	1.6
32.2

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	36.1
Health Care	15.9
Consumer Discretionary	13.1
Communication Services	10.9
Industrials	9.5

Asset Allocation (% of fund's net assets)

As of April 30, 2020 *
Stocks	100.0%

 * Foreign investments - 3.2%

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.9%
Entertainment - 3.9%
Activision Blizzard, Inc.	169,174	$10,781
Electronic Arts, Inc. (a)	70,155	8,016
Netflix, Inc. (a)	45,600	19,145
The Walt Disney Co.	112,069	12,120
		50,062
Interactive Media & Services - 7.0%
Alphabet, Inc.:
Class A (a)	27,992	37,697
Class C (a)	12,866	17,352
Facebook, Inc. Class A (a)	153,997	31,525
IAC/InterActiveCorp (a)	6,500	1,453
		88,027

TOTAL COMMUNICATION SERVICES		138,089

CONSUMER DISCRETIONARY - 13.1%
Diversified Consumer Services - 0.3%
Service Corp. International	94,600	3,476
Hotels, Restaurants & Leisure - 2.0%
Domino's Pizza, Inc.	13,900	5,031
Hilton Worldwide Holdings, Inc.	43,700	3,309
Planet Fitness, Inc. (a)	105,400	6,359
Starbucks Corp.	131,400	10,082
		24,781
Household Durables - 0.7%
NVR, Inc. (a)	2,700	8,370
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	28,214	69,801
The Booking Holdings, Inc. (a)	4,093	6,060
		75,861
Multiline Retail - 0.8%
Dollar General Corp.	58,300	10,220
Specialty Retail - 2.5%
Best Buy Co., Inc.	30,484	2,339
Ross Stores, Inc.	46,800	4,276
The Home Depot, Inc.	88,211	19,391
TJX Companies, Inc.	104,836	5,142
		31,148
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	123,300	10,749

TOTAL CONSUMER DISCRETIONARY		164,605

CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Monster Beverage Corp. (a)	109,600	6,774
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	48,700	14,756
Food Products - 0.8%
Lamb Weston Holdings, Inc.	56,800	3,485
Mondelez International, Inc.	129,800	6,677
		10,162
Household Products - 0.1%
Procter & Gamble Co.	10,100	1,190
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	49,300	8,697

TOTAL CONSUMER STAPLES		41,579

FINANCIALS - 7.3%
Banks - 2.7%
Bank of America Corp.	519,335	12,490
JPMorgan Chase & Co.	188,700	18,070
M&T Bank Corp.	36,000	4,035
		34,595
Capital Markets - 3.8%
CME Group, Inc.	37,053	6,603
Moody's Corp.	61,900	15,097
MSCI, Inc.	45,600	14,911
S&P Global, Inc.	37,400	10,954
		47,565
Insurance - 0.8%
Aon PLC	36,600	6,320
Chubb Ltd.	37,600	4,061
		10,381

TOTAL FINANCIALS		92,541

HEALTH CARE - 15.9%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	51,600	5,545
Regeneron Pharmaceuticals, Inc. (a)	2,400	1,262
Vertex Pharmaceuticals, Inc. (a)	41,500	10,425
		17,232
Health Care Equipment & Supplies - 6.8%
Becton, Dickinson & Co.	27,441	6,930
Boston Scientific Corp. (a)	173,339	6,497
Danaher Corp.	117,700	19,239
DexCom, Inc. (a)	16,800	5,631
Edwards Lifesciences Corp. (a)	36,200	7,874
IDEXX Laboratories, Inc. (a)	32,100	8,911
Intuitive Surgical, Inc. (a)	19,200	9,809
Masimo Corp. (a)	28,200	6,032
Stryker Corp.	65,400	12,193
Varian Medical Systems, Inc. (a)	25,000	2,860
		85,976
Health Care Providers & Services - 4.1%
Anthem, Inc.	37,062	10,404
Cigna Corp.	49,700	9,730
UnitedHealth Group, Inc.	110,496	32,317
		52,451
Health Care Technology - 0.6%
Veeva Systems, Inc. Class A (a)	40,100	7,651
Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc. Class A (a)	11,300	4,973
Bruker Corp.	107,800	4,239
Mettler-Toledo International, Inc. (a)	6,100	4,392
Thermo Fisher Scientific, Inc.	41,380	13,849
		27,453
Pharmaceuticals - 0.8%
Zoetis, Inc. Class A	74,816	9,674

TOTAL HEALTH CARE		200,437

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.5%
Harris Corp.	31,100	6,024
HEICO Corp. Class A	67,700	4,897
Huntington Ingalls Industries, Inc.	22,728	4,350
Lockheed Martin Corp.	7,437	2,893
Northrop Grumman Corp.	20,000	6,613
Teledyne Technologies, Inc. (a)	21,197	6,903
		31,680
Commercial Services & Supplies - 1.1%
Cintas Corp.	30,300	6,721
Copart, Inc. (a)	91,620	7,340
		14,061
Electrical Equipment - 1.5%
AMETEK, Inc.	87,554	7,343
Eaton Corp. PLC	69,000	5,762
Generac Holdings, Inc. (a)	58,600	5,710
		18,815
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	64,900	9,209
Roper Technologies, Inc.	25,500	8,696
		17,905
Machinery - 1.5%
Dover Corp.	68,762	6,440
Fortive Corp.	70,500	4,512
IDEX Corp.	37,100	5,700
ITT, Inc.	26,900	1,418
		18,070
Professional Services - 0.8%
CoStar Group, Inc. (a)	6,400	4,149
IHS Markit Ltd.	89,000	5,990
		10,139
Road & Rail - 0.7%
Norfolk Southern Corp.	27,703	4,740
Old Dominion Freight Lines, Inc.	17,850	2,593
Uber Technologies, Inc.	60,300	1,825
		9,158

TOTAL INDUSTRIALS		119,828

INFORMATION TECHNOLOGY - 36.1%
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	68,700	6,063
CDW Corp.	50,200	5,562
Keysight Technologies, Inc. (a)	46,500	4,500
Zebra Technologies Corp. Class A (a)	31,800	7,303
		23,428
IT Services - 11.3%
Accenture PLC Class A	75,196	13,926
Automatic Data Processing, Inc.	49,900	7,320
Black Knight, Inc. (a)	34,900	2,463
CACI International, Inc. Class A (a)	13,000	3,252
EPAM Systems, Inc. (a)	17,600	3,888
Euronet Worldwide, Inc. (a)	25,900	2,377
FleetCor Technologies, Inc. (a)	30,200	7,286
Global Payments, Inc.	65,526	10,879
Jack Henry & Associates, Inc.	31,000	5,070
MasterCard, Inc. Class A	90,773	24,960
PayPal Holdings, Inc. (a)	116,283	14,303
Square, Inc. (a)	79,900	5,205
VeriSign, Inc. (a)	38,200	8,003
Visa, Inc. Class A	188,323	33,657
		142,589
Semiconductors & Semiconductor Equipment - 2.9%
Lam Research Corp.	37,503	9,574
NVIDIA Corp.	72,900	21,307
Universal Display Corp.	23,500	3,528
Xilinx, Inc.	23,100	2,019
		36,428
Software - 16.4%
Adobe, Inc. (a)	58,088	20,542
Alteryx, Inc. Class A (a)	10,100	1,143
ANSYS, Inc. (a)	28,900	7,567
Aspen Technology, Inc. (a)	12,400	1,268
Atlassian Corp. PLC (a)	27,100	4,214
Autodesk, Inc. (a)	35,700	6,681
Cadence Design Systems, Inc. (a)	87,200	7,075
Ceridian HCM Holding, Inc. (a)(b)	63,500	3,745
Citrix Systems, Inc.	13,717	1,989
Coupa Software, Inc. (a)	6,600	1,162
Fair Isaac Corp. (a)	22,700	8,012
Fortinet, Inc. (a)	55,700	6,001
HubSpot, Inc. (a)	8,200	1,383
Intuit, Inc.	58,827	15,872
Microsoft Corp.	501,020	89,785
Paycom Software, Inc. (a)	14,400	3,759
Salesforce.com, Inc. (a)	96,261	15,589
ServiceNow, Inc. (a)	17,200	6,046
Synopsys, Inc. (a)	33,600	5,279
		207,112
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	153,692	45,155

TOTAL INFORMATION TECHNOLOGY		454,712

MATERIALS - 1.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	28,900	6,519
Sherwin-Williams Co.	13,800	7,402
		13,921
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	46,400	11,043
Equity Lifestyle Properties, Inc.	65,000	3,920
SBA Communications Corp. Class A	25,900	7,509
		22,472
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	60,000	2,576

TOTAL REAL ESTATE		25,048

UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	36,800	8,505
NRG Energy, Inc.	47,081	1,579
		10,084
TOTAL COMMON STOCKS
(Cost $990,906)		1,260,844

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.16% (c)	1,345,628	1,346
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	2,345,500	2,346
TOTAL MONEY MARKET FUNDS
(Cost $3,692)		3,692
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $994,598)		1,264,536
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,541)
NET ASSETS - 100%		$1,260,995

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$17
Fidelity Securities Lending Cash Central Fund	23
Total	$40

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,259) — See accompanying schedule: Unaffiliated issuers (cost $990,906)	$1,260,844
Fidelity Central Funds (cost $3,692)	3,692
Total Investment in Securities (cost $994,598)		$1,264,536
Receivable for investments sold		11,695
Receivable for fund shares sold		483
Dividends receivable		309
Prepaid expenses		1
Other receivables		3
Total assets		1,277,027
Liabilities
Payable for investments purchased	$12,445
Payable for fund shares redeemed	530
Accrued management fee	513
Other affiliated payables	158
Other payables and accrued expenses	40
Collateral on securities loaned	2,346
Total liabilities		16,032
Net Assets		$1,260,995
Net Assets consist of:
Paid in capital		$1,042,692
Total accumulated earnings (loss)		218,303
Net Assets		$1,260,995
Net Asset Value and Maximum Offering Price
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,176,607 ÷ 30,439 shares)		$38.65
Class K:
Net Asset Value, offering price and redemption price per share ($84,388 ÷ 2,187 shares)		$38.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$5,632
Income from Fidelity Central Funds (including $23 from security lending)		40
Total income		5,672
Expenses
Management fee
Basic fee	$3,436
Performance adjustment	(648)
Transfer agent fees	803
Accounting fees	206
Custodian fees and expenses	8
Independent trustees' fees and expenses	4
Registration fees	29
Audit	31
Legal	8
Miscellaneous	11
Total expenses before reductions	3,888
Expense reductions	(8)
Total expenses after reductions		3,880
Net investment income (loss)		1,792
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,733)
Fidelity Central Funds	1
Total net realized gain (loss)		(11,732)
Change in net unrealized appreciation (depreciation) on investment securities		53,405
Net gain (loss)		41,673
Net increase (decrease) in net assets resulting from operations		$43,465

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,792	$11,314
Net realized gain (loss)	(11,732)	(36,901)
Change in net unrealized appreciation (depreciation)	53,405	165,807
Net increase (decrease) in net assets resulting from operations	43,465	140,220
Distributions to shareholders	(7,348)	(154,355)
Share transactions - net increase (decrease)	(55,777)	14,679
Total increase (decrease) in net assets	(19,660)	544
Net Assets
Beginning of period	1,280,655	1,280,111
End of period	$1,260,995	$1,280,655

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$37.51	$38.32	$38.96	$32.26	$34.19	$35.18
Income from Investment Operations
Net investment income (loss)A	.05	.32	.52	.47	.42	.35
Net realized and unrealized gain (loss)	1.31	3.53	.41	6.72	(.34)B	1.26
Total from investment operations	1.36	3.85	.93	7.19	.08	1.61
Distributions from net investment income	(.22)	(.53)	(.45)	(.49)	(.36)	(.38)
Distributions from net realized gain	–	(4.13)	(1.12)	–	(1.65)	(2.22)
Total distributions	(.22)	(4.66)	(1.57)	(.49)	(2.01)	(2.60)
Net asset value, end of period	$38.65	$37.51	$38.32	$38.96	$32.26	$34.19
Total ReturnC,D	3.61%	12.01%	2.37%	22.51%	.16%B	4.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G	.51%	.53%	.54%	.68%	.89%
Expenses net of fee waivers, if any	.61%G	.51%	.53%	.54%	.68%	.89%
Expenses net of all reductions	.61%G	.51%	.53%	.54%	.68%	.89%
Net investment income (loss)	.27%G	.90%	1.32%	1.33%	1.30%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$1,177	$1,190	$1,182	$1,266	$1,150	$1,385
Portfolio turnover rateH	31%G	108%	181%	184%	179%	187%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.01)%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$37.47	$38.29	$38.93	$32.23	$34.16	$35.15
Income from Investment Operations
Net investment income (loss)A	.07	.35	.56	.51	.45	.38
Net realized and unrealized gain (loss)	1.30	3.53	.41	6.71	(.34)B	1.27
Total from investment operations	1.37	3.88	.97	7.22	.11	1.65
Distributions from net investment income	(.25)	(.57)	(.49)	(.52)	(.39)	(.42)
Distributions from net realized gain	–	(4.13)	(1.12)	–	(1.65)	(2.22)
Total distributions	(.25)	(4.70)	(1.61)	(.52)	(2.04)	(2.64)
Net asset value, end of period	$38.59	$37.47	$38.29	$38.93	$32.23	$34.16
Total ReturnC,D	3.65%	12.12%	2.48%	22.65%	.26%B	4.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.42%	.43%	.44%	.57%	.79%
Expenses net of fee waivers, if any	.52%G	.42%	.43%	.44%	.57%	.79%
Expenses net of all reductions	.52%G	.42%	.43%	.44%	.57%	.79%
Net investment income (loss)	.36%G	.99%	1.41%	1.43%	1.41%	1.12%
Supplemental Data
Net assets, end of period (in millions)	$84	$91	$99	$111	$104	$129
Portfolio turnover rateH	31%G	108%	181%	184%	179%	187%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .09%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$292,411
Gross unrealized depreciation	(24,321)
Net unrealized appreciation (depreciation)	$268,090
Tax cost	$996,446

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(38,994)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disciplined Equity Fund	195,193	253,712

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Disciplined Equity	$784.13
Class K	19.04
	$803

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Disciplined Equity Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Disciplined Equity Fund	$3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Disciplined Equity Fund	$2

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $1. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Disciplined Equity	$1

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Disciplined Equity	$6,759	$142,401
Class K	589	11,954
Total	$7,348	$154,355

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Disciplined Equity
Shares sold	829	607	$31,483	$21,231
Reinvestment of distributions	161	4,102	6,258	132,529
Shares redeemed	(2,270)	(3,822)	(84,556)	(133,005)
Net increase (decrease)	(1,280)	887	$(46,815)	$20,755
Class K
Shares sold	90	164	$3,386	$5,843
Reinvestment of distributions	15	371	589	11,954
Shares redeemed	(340)	(687)	(12,937)	(23,873)
Net increase (decrease)	(235)	(152)	$(8,962)	$(6,076)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Disciplined Equity	.61%
Actual		$1,000.00	$1,036.10	$3.09
Hypothetical-C		$1,000.00	$1,021.83	$3.07
Class K	.52%
Actual		$1,000.00	$1,036.50	$2.63
Hypothetical-C		$1,000.00	$1,022.28	$2.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes in February 2019 and October 2019. The Board will continue to monitor closely the fund's performance as the new portfolio manager(s) establishes a track record.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Disciplined Equity Fund

2019 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
12.00
10.00
8.00
6.00
4.00
10.42
10.50
7.72
7.65
5.32
1 Year
50.0
45.0
40.0
35.0
48.9
47.9
39.5
39.1
38.1
3 Year
70.0
65.0
60.0
55.0
50.0
45.0
66.3
61.6
48.2
47.5
45.3
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	38%	28%	32%
Class K	39%	29%	33%

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of the retail class of the fund). The Board noted that the fund's underperformance has continued since the Board approved the management contract in July 2017 and January 2019. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Disciplined Equity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FDE-SANN-0620
1.703636.122

Fidelity® Focused Stock Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Microsoft Corp.	7.1
Amazon.com, Inc.	5.7
UnitedHealth Group, Inc.	4.9
MasterCard, Inc. Class A	4.8
NVIDIA Corp.	4.6
Visa, Inc. Class A	4.3
Square, Inc.	4.2
Apple, Inc.	4.0
Eli Lilly & Co.	3.9
Estee Lauder Companies, Inc. Class A	3.9
47.4

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	42.8
Health Care	14.6
Consumer Discretionary	9.1
Industrials	7.9
Real Estate	7.3

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 9.3%

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A (a)	52,600	$70,836,420
Facebook, Inc. Class A (a)	170,000	34,800,700
		105,637,120
CONSUMER DISCRETIONARY - 9.1%
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	240,000	18,415,200
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (a)	60,000	148,440,000
Multiline Retail - 0.7%
Dollar General Corp.	103,000	18,055,900
Textiles, Apparel & Luxury Goods - 2.0%
lululemon athletica, Inc. (a)	3,100	692,788
LVMH Moet Hennessy Louis Vuitton SE	98,000	37,886,110
NIKE, Inc. Class B	172,000	14,994,960
		53,573,858

TOTAL CONSUMER DISCRETIONARY		238,484,958

CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	133,000	40,299,000
Walmart, Inc.	126,000	15,315,300
		55,614,300
Personal Products - 3.9%
Estee Lauder Companies, Inc. Class A	570,758	100,681,711

TOTAL CONSUMER STAPLES		156,296,011

FINANCIALS - 5.0%
Banks - 0.7%
Bank of America Corp.	731,000	17,580,550
Capital Markets - 4.3%
Moody's Corp.	225,000	54,877,500
S&P Global, Inc.	196,294	57,490,587
		112,368,087

TOTAL FINANCIALS		129,948,637

HEALTH CARE - 14.6%
Biotechnology - 0.2%
Regeneron Pharmaceuticals, Inc. (a)	9,000	4,732,920
Health Care Equipment & Supplies - 0.9%
Intuitive Surgical, Inc. (a)	44,000	22,478,720
Health Care Providers & Services - 5.6%
Humana, Inc.	46,000	17,563,720
UnitedHealth Group, Inc.	440,000	128,686,800
		146,250,520
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)(b)	35,304	2,819,730
Pharmaceuticals - 7.8%
AstraZeneca PLC sponsored ADR	639,000	33,406,920
Eli Lilly & Co.	670,000	103,608,800
Sanofi SA sponsored ADR	1,434,000	67,154,220
		204,169,940

TOTAL HEALTH CARE		380,451,830

INDUSTRIALS - 7.9%
Industrial Conglomerates - 1.3%
Roper Technologies, Inc.	98,000	33,420,940
Professional Services - 3.0%
Clarivate Analytics PLC (a)	2,468,400	56,723,832
CoStar Group, Inc. (a)	12,000	7,779,120
Verisk Analytics, Inc.	98,000	14,977,340
		79,480,292
Road & Rail - 3.6%
Union Pacific Corp.	582,122	93,017,274

TOTAL INDUSTRIALS		205,918,506

INFORMATION TECHNOLOGY - 42.8%
IT Services - 21.9%
Fidelity National Information Services, Inc.	665,000	87,706,850
MasterCard, Inc. Class A	458,700	126,128,739
PayPal Holdings, Inc. (a)	708,000	87,084,000
Shopify, Inc. Class A (a)	76,300	48,389,751
Square, Inc. (a)(b)	1,705,000	111,063,700
Visa, Inc. Class A	626,000	111,878,720
		572,251,760
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (a)	279,000	14,616,810
Micron Technology, Inc. (a)	300,000	14,367,000
NVIDIA Corp.	412,000	120,419,360
		149,403,170
Software - 11.2%
Adobe, Inc. (a)	230,112	81,376,808
ANSYS, Inc. (a)	97,449	25,515,072
Microsoft Corp.	1,028,000	184,227,881
		291,119,761
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	355,000	104,299,000

TOTAL INFORMATION TECHNOLOGY		1,117,073,691

REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 7.3%
American Tower Corp.	396,200	94,295,600
Prologis, Inc.	1,094,800	97,689,004
		191,984,604
UTILITIES - 2.7%
Electric Utilities - 2.7%
NextEra Energy, Inc.	309,000	71,416,080
TOTAL COMMON STOCKS
(Cost $1,942,893,579)		2,597,211,437

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.16% (c)	12,079,548	12,083,172
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	32,534,591	32,537,844
TOTAL MONEY MARKET FUNDS
(Cost $44,620,563)		44,621,016
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,987,514,142)		2,641,832,453
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(29,136,302)
NET ASSETS - 100%		$2,612,696,151

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$261,277
Fidelity Securities Lending Cash Central Fund	2,880
Total	$264,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$105,637,120	$105,637,120	$--	$--
Consumer Discretionary	238,484,958	200,598,848	37,886,110	--
Consumer Staples	156,296,011	156,296,011	--	--
Financials	129,948,637	129,948,637	--	--
Health Care	380,451,830	380,451,830	--	--
Industrials	205,918,506	205,918,506	--	--
Information Technology	1,117,073,691	1,117,073,691	--	--
Real Estate	191,984,604	191,984,604	--	--
Utilities	71,416,080	71,416,080	--	--
Money Market Funds	44,621,016	44,621,016	--	--
Total Investments in Securities:	$2,641,832,453	$2,603,946,343	$37,886,110	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,513,488) — See accompanying schedule: Unaffiliated issuers (cost $1,942,893,579)	$2,597,211,437
Fidelity Central Funds (cost $44,620,563)	44,621,016
Total Investment in Securities (cost $1,987,514,142)		$2,641,832,453
Cash		1,344,168
Foreign currency held at value (cost $1,513)		14,073
Receivable for investments sold		31,571,576
Receivable for fund shares sold		13,759,669
Dividends receivable		2,513,979
Distributions receivable from Fidelity Central Funds		2,735
Prepaid expenses		1,290
Other receivables		26,001
Total assets		2,691,065,944
Liabilities
Payable for investments purchased	$39,974,971
Payable for fund shares redeemed	3,937,152
Accrued management fee	1,472,440
Other affiliated payables	375,852
Other payables and accrued expenses	74,278
Collateral on securities loaned	32,535,100
Total liabilities		78,369,793
Net Assets		$2,612,696,151
Net Assets consist of:
Paid in capital		$1,919,203,975
Total accumulated earnings (loss)		693,492,176
Net Assets		$2,612,696,151
Net Asset Value, offering price and redemption price per share ($2,612,696,151 ÷ 103,645,754 shares)		$25.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$15,931,447
Income from Fidelity Central Funds (including $2,880 from security lending)		264,157
Total income		16,195,604
Expenses
Management fee
Basic fee	$7,460,018
Performance adjustment	2,246,171
Transfer agent fees	2,232,015
Accounting fees	413,325
Custodian fees and expenses	30,796
Independent trustees' fees and expenses	8,611
Registration fees	42,486
Audit	22,757
Legal	3,181
Miscellaneous	39,216
Total expenses before reductions	12,498,576
Expense reductions	(45,068)
Total expenses after reductions		12,453,508
Net investment income (loss)		3,742,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,074,578
Fidelity Central Funds	5,986
Foreign currency transactions	36,314
Total net realized gain (loss)		42,116,878
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	64,926,018
Fidelity Central Funds	(233)
Assets and liabilities in foreign currencies	11,028
Total change in net unrealized appreciation (depreciation)		64,936,813
Net gain (loss)		107,053,691
Net increase (decrease) in net assets resulting from operations		$110,795,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,742,096	$3,238,387
Net realized gain (loss)	42,116,878	155,744,425
Change in net unrealized appreciation (depreciation)	64,936,813	211,702,952
Net increase (decrease) in net assets resulting from operations	110,795,787	370,685,764
Distributions to shareholders	(145,165,150)	(294,260,663)
Share transactions
Proceeds from sales of shares	317,725,041	998,501,069
Reinvestment of distributions	138,191,524	281,328,969
Cost of shares redeemed	(761,959,078)	(665,247,094)
Net increase (decrease) in net assets resulting from share transactions	(306,042,513)	614,582,944
Total increase (decrease) in net assets	(340,411,876)	691,008,045
Net Assets
Beginning of period	2,953,108,027	2,262,099,982
End of period	$2,612,696,151	$2,953,108,027
Other Information
Shares
Sold	12,782,482	41,369,223
Issued in reinvestment of distributions	5,505,639	12,994,409
Redeemed	(30,817,390)	(27,830,055)
Net increase (decrease)	(12,529,269)	26,533,577

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$25.42	$25.23	$23.48	$18.63	$19.08	$20.74
Income from Investment Operations
Net investment income (loss)A	.03	.03	.02	.13	.09	.04
Net realized and unrealized gain (loss)	1.08	3.23	3.17	4.92	.52	.24
Total from investment operations	1.11	3.26	3.19	5.05	.61	.28
Distributions from net investment income	(.02)	(.03)	(.09)B	(.10)	(.05)	(.02)
Distributions from net realized gain	(1.30)	(3.04)	(1.35)B	(.10)	(1.02)	(1.92)
Total distributions	(1.32)	(3.07)	(1.44)	(.20)	(1.06)C	(1.94)
Net asset value, end of period	$25.21	$25.42	$25.23	$23.48	$18.63	$19.08
Total ReturnD,E	4.40%	15.05%	14.30%	27.37%	3.31%	1.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.90%H	.89%	.82%	.57%	.62%	.73%
Expenses net of fee waivers, if any	.90%H	.89%	.82%	.57%	.62%	.72%
Expenses net of all reductions	.89%H	.89%	.81%	.57%	.62%	.72%
Net investment income (loss)	.27%H	.12%	.07%	.63%	.50%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$2,612,696	$2,953,108	$2,262,100	$1,717,779	$1,602,487	$1,896,753
Portfolio turnover rateI	180%H	152%	138%	121%	141%	189%J

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $1.017 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$692,170,314
Gross unrealized depreciation	(56,750,347)
Net unrealized appreciation (depreciation)	$635,419,967
Tax cost	$2,006,412,486

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused Stock Fund	2,468,980,682	2,791,698,401

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Focused Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Focused Stock Fund	$46,992

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $17,404.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Focused Stock Fund	$3,565

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $305. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $38,078 for the period. In addition,through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,133.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,857.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	.90%	$1,000.00	$1,044.00	$4.57
Hypothetical-C		$1,000.00	$1,020.39	$4.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Focused Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Focused Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TQG-SANN-0620
1.703563.122

Fidelity® Stock Selector Small Cap Fund

Semi-Annual Report

April 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Generac Holdings, Inc.	1.3
Five9, Inc.	1.2
Terreno Realty Corp.	1.1
Deckers Outdoor Corp.	1.1
Entegris, Inc.	1.1
BJ's Wholesale Club Holdings, Inc.	1.0
Murphy U.S.A., Inc.	1.0
Perspecta, Inc.	1.0
Masimo Corp.	1.0
Equity Commonwealth	1.0
10.8

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Health Care	19.6
Information Technology	17.4
Industrials	15.5
Financials	14.7
Consumer Discretionary	12.0

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 9.5%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	39,900	$3,345
Iridium Communications, Inc. (a)	109,400	2,462
		5,807
Media - 0.8%
Nexstar Broadcasting Group, Inc. Class A	48,800	3,418
Tegna, Inc.	333,300	3,573
		6,991

TOTAL COMMUNICATION SERVICES		12,798

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.2%
Fox Factory Holding Corp. (a)	73,500	3,749
Standard Motor Products, Inc.	140,182	5,704
Stoneridge, Inc. (a)	106,800	2,139
		11,592
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	481,100	4,556
Hotels, Restaurants & Leisure - 0.9%
Churchill Downs, Inc.	34,300	3,438
Eldorado Resorts, Inc. (a)	72,750	1,560
Wendy's Co.	173,900	3,454
		8,452
Household Durables - 3.5%
Helen of Troy Ltd. (a)	28,500	4,682
M.D.C. Holdings, Inc.	276,026	8,074
PulteGroup, Inc.	89,400	2,527
Skyline Champion Corp. (a)	308,300	6,077
Taylor Morrison Home Corp. (a)	259,600	3,777
TopBuild Corp. (a)	84,100	7,837
		32,974
Leisure Products - 1.2%
Acushnet Holdings Corp.	227,800	6,242
Brunswick Corp.	32,100	1,532
Clarus Corp.	311,000	3,321
		11,095
Specialty Retail - 2.3%
Lithia Motors, Inc. Class A (sub. vtg.)	20,900	2,311
Monro, Inc. (b)	81,400	4,517
Murphy U.S.A., Inc. (a)	92,000	9,826
Williams-Sonoma, Inc. (b)	83,700	5,176
		21,830
Textiles, Apparel & Luxury Goods - 2.4%
Carter's, Inc.	46,500	3,636
Crocs, Inc. (a)	115,700	2,806
Deckers Outdoor Corp. (a)	68,900	10,250
Steven Madden Ltd.	236,288	5,924
		22,616

TOTAL CONSUMER DISCRETIONARY		113,115

CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	375,500	9,879
Casey's General Stores, Inc.	28,600	4,330
Performance Food Group Co. (a)	128,287	3,765
		17,974
Food Products - 2.0%
Darling International, Inc. (a)	216,400	4,456
Nomad Foods Ltd. (a)	359,200	7,403
Post Holdings, Inc. (a)	76,700	7,045
		18,904
Household Products - 1.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	265,800	8,083
Reynolds Consumer Products, Inc.	114,900	3,726
		11,809
Personal Products - 0.6%
BellRing Brands, Inc. Class A (a)	304,002	5,329

TOTAL CONSUMER STAPLES		54,016

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Delek U.S. Holdings, Inc. (b)	139,771	3,264
Northern Oil & Gas, Inc. (a)	2,326,500	1,948
		5,212
FINANCIALS - 14.7%
Banks - 6.3%
BancFirst Corp.	78,878	3,038
City Holding Co.	106,600	7,205
ConnectOne Bancorp, Inc.	133,900	2,000
Cullen/Frost Bankers, Inc.	42,450	3,050
First Bancorp, Puerto Rico	405,800	2,366
First Citizens Bancshares, Inc.	6,200	2,368
First Hawaiian, Inc.	268,846	4,729
First Interstate Bancsystem, Inc.	82,400	2,785
First Merchants Corp.	165,137	4,675
Heartland Financial U.S.A., Inc.	133,211	4,525
Hilltop Holdings, Inc.	195,800	3,779
Popular, Inc.	72,500	2,798
Signature Bank	18,100	1,940
Trico Bancshares	232,717	7,009
United Community Bank, Inc.	131,400	2,778
WesBanco, Inc.	90,400	2,231
Wintrust Financial Corp.	43,100	1,806
		59,082
Capital Markets - 3.1%
AllianceBernstein Holding LP	143,600	3,363
Hamilton Lane, Inc. Class A	104,400	6,770
Houlihan Lokey	111,300	6,609
Lazard Ltd. Class A	221,900	6,102
Moelis & Co. Class A	94,300	2,817
Morningstar, Inc.	11,801	1,840
TMX Group Ltd.	22,900	1,984
		29,485
Consumer Finance - 1.2%
First Cash Financial Services, Inc.	101,600	7,299
Navient Corp.	268,200	2,044
OneMain Holdings, Inc.	77,600	1,879
		11,222
Diversified Financial Services - 0.6%
Cannae Holdings, Inc. (a)	179,000	5,647
Insurance - 2.9%
Amerisafe, Inc.	62,100	3,954
Employers Holdings, Inc.	90,643	2,753
First American Financial Corp.	162,100	7,476
Primerica, Inc.	62,500	6,494
White Mountains Insurance Group Ltd.	7,200	7,006
		27,683
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	221,500	6,051

TOTAL FINANCIALS		139,170

HEALTH CARE - 19.6%
Biotechnology - 10.0%
ACADIA Pharmaceuticals, Inc. (a)	47,227	2,282
Acceleron Pharma, Inc. (a)	56,000	5,070
Agios Pharmaceuticals, Inc. (a)	63,615	2,617
Amicus Therapeutics, Inc. (a)	329,800	3,895
Aprea Therapeutics, Inc.	76,900	2,445
Arcutis Biotherapeutics, Inc. (a)(b)	129,117	3,837
Argenx SE ADR (a)	30,131	4,414
Ascendis Pharma A/S sponsored ADR (a)	34,006	4,616
ChemoCentryx, Inc. (a)	59,000	3,128
Crinetics Pharmaceuticals, Inc. (a)	110,131	1,837
FibroGen, Inc. (a)	132,300	4,881
G1 Therapeutics, Inc. (a)	105,100	1,380
Immunomedics, Inc. (a)	239,100	7,264
Insmed, Inc. (a)	164,947	3,794
Intercept Pharmaceuticals, Inc. (a)	33,803	2,769
Ionis Pharmaceuticals, Inc. (a)	31,228	1,734
Kura Oncology, Inc. (a)	140,472	2,044
Mirati Therapeutics, Inc. (a)	37,500	3,189
Morphic Holding, Inc. (b)	100,538	1,368
Neurocrine Biosciences, Inc. (a)	39,732	3,899
Passage Bio, Inc.	56,739	939
Principia Biopharma, Inc. (a)	82,800	5,149
Protagonist Therapeutics, Inc. (a)	273,448	1,846
Revolution Medicines, Inc.	93,281	2,917
Sage Therapeutics, Inc. (a)	19,300	752
Sarepta Therapeutics, Inc. (a)	29,400	3,466
TG Therapeutics, Inc. (a)(b)	257,400	3,027
Turning Point Therapeutics, Inc.	40,500	2,086
Viela Bio, Inc.	108,536	4,410
Xenon Pharmaceuticals, Inc. (a)	209,042	2,709
Zymeworks, Inc. (a)	27,100	990
		94,754
Health Care Equipment & Supplies - 3.2%
Haemonetics Corp. (a)	55,400	6,303
Hill-Rom Holdings, Inc.	49,700	5,591
Masimo Corp. (a)	44,800	9,583
Nevro Corp. (a)	35,800	4,212
STERIS PLC	32,100	4,574
		30,263
Health Care Providers & Services - 2.4%
Chemed Corp.	12,000	4,999
LHC Group, Inc. (a)	64,500	8,384
Molina Healthcare, Inc. (a)	55,100	9,035
		22,418
Health Care Technology - 1.2%
HMS Holdings Corp. (a)	129,211	3,705
Inspire Medical Systems, Inc. (a)	59,500	4,264
Teladoc Health, Inc. (a)(b)	22,100	3,637
		11,606
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A (a)	15,900	6,998
Bruker Corp.	121,900	4,793
ICON PLC (a)	18,600	2,985
		14,776
Pharmaceuticals - 1.2%
Arvinas Holding Co. LLC (a)	51,200	2,688
IMARA, Inc.	37,749	695
MyoKardia, Inc. (a)	69,930	4,393
Theravance Biopharma, Inc. (a)	112,478	3,280
		11,056

TOTAL HEALTH CARE		184,873

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.8%
Moog, Inc. Class A	108,462	5,367
Teledyne Technologies, Inc. (a)	9,826	3,200
Vectrus, Inc. (a)	162,800	8,467
		17,034
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	150,148	3,039
Building Products - 1.8%
Armstrong World Industries, Inc.	47,300	3,646
Gibraltar Industries, Inc. (a)	85,000	3,936
Masonite International Corp. (a)	43,100	2,546
Patrick Industries, Inc.	89,000	3,669
Simpson Manufacturing Co. Ltd.	48,610	3,505
		17,302
Commercial Services & Supplies - 0.5%
Tetra Tech, Inc.	57,600	4,336
Construction & Engineering - 2.1%
Comfort Systems U.S.A., Inc.	77,676	2,587
Construction Partners, Inc. Class A (a)	173,600	3,182
EMCOR Group, Inc.	106,280	6,752
Fluor Corp.	120,100	1,405
Valmont Industries, Inc.	52,280	6,129
		20,055
Electrical Equipment - 2.0%
Atkore International Group, Inc. (a)	287,500	6,998
Generac Holdings, Inc. (a)	123,600	12,039
		19,037
Machinery - 4.2%
Allison Transmission Holdings, Inc.	70,400	2,558
ESCO Technologies, Inc.	118,800	9,064
Federal Signal Corp.	222,900	6,003
ITT, Inc.	158,940	8,379
Oshkosh Corp.	43,300	2,924
Rexnord Corp.	158,400	4,320
SPX Flow, Inc. (a)	192,548	6,271
		39,519
Professional Services - 1.9%
ASGN, Inc. (a)	79,600	3,697
CBIZ, Inc. (a)	268,900	6,386
Clarivate Analytics PLC (a)	8,800	202
FTI Consulting, Inc. (a)	56,700	7,221
		17,506
Trading Companies & Distributors - 0.9%
Kaman Corp.	140,875	5,460
Rush Enterprises, Inc. Class A	76,292	2,861
		8,321

TOTAL INDUSTRIALS		146,149

INFORMATION TECHNOLOGY - 17.4%
Electronic Equipment & Components - 3.0%
ePlus, Inc. (a)	78,752	5,572
Fabrinet (a)	144,140	9,045
Insight Enterprises, Inc. (a)	134,000	7,275
TTM Technologies, Inc. (a)	542,084	6,283
		28,175
IT Services - 7.1%
Amdocs Ltd.	50,000	3,222
Black Knight, Inc. (a)	47,600	3,359
CACI International, Inc. Class A (a)	17,300	4,327
Endava PLC ADR (a)	108,800	4,762
EPAM Systems, Inc. (a)	31,098	6,869
ExlService Holdings, Inc. (a)	110,133	6,799
ManTech International Corp. Class A	44,000	3,281
Maximus, Inc.	55,450	3,733
Perficient, Inc. (a)	137,000	4,772
Perspecta, Inc.	454,800	9,810
Science Applications International Corp.	110,850	9,052
WNS Holdings Ltd. sponsored ADR (a)	146,350	7,149
		67,135
Semiconductors & Semiconductor Equipment - 4.1%
Brooks Automation, Inc.	92,100	3,545
Cabot Microelectronics Corp.	41,600	5,098
Diodes, Inc. (a)	75,700	3,852
Entegris, Inc.	188,500	10,222
MKS Instruments, Inc.	23,200	2,325
Onto Innovation, Inc. (a)	79,350	2,576
Semtech Corp. (a)	171,800	7,772
Synaptics, Inc. (a)	53,600	3,505
		38,895
Software - 3.2%
Altair Engineering, Inc. Class A (a)(b)	54,700	1,805
Everbridge, Inc. (a)(b)	77,200	8,599
Five9, Inc. (a)	125,800	11,658
Pegasystems, Inc.	42,700	3,571
Workiva, Inc. (a)(b)	125,600	4,817
		30,450

TOTAL INFORMATION TECHNOLOGY		164,655

MATERIALS - 2.9%
Chemicals - 1.6%
Ashland Global Holdings, Inc.	54,700	3,374
Innospec, Inc.	124,009	8,993
Olin Corp.	221,400	2,956
		15,323
Construction Materials - 0.2%
Eagle Materials, Inc.	37,300	2,276
Metals & Mining - 0.8%
Commercial Metals Co.	260,700	4,156
Steel Dynamics, Inc.	119,350	2,897
		7,053
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	161,800	3,236

TOTAL MATERIALS		27,888

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Americold Realty Trust	110,000	3,365
CoreSite Realty Corp.	28,300	3,430
Corporate Office Properties Trust (SBI)	181,500	4,795
CubeSmart	219,400	5,529
Equity Commonwealth	274,000	9,302
Equity Lifestyle Properties, Inc.	50,100	3,022
Lexington Corporate Properties Trust	456,500	4,770
PS Business Parks, Inc.	31,000	4,002
Rexford Industrial Realty, Inc.	181,150	7,376
Terreno Realty Corp.	187,600	10,284
		55,875
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	242,800	2,955

TOTAL REAL ESTATE		58,830

UTILITIES - 1.0%
Electric Utilities - 0.3%
Allete, Inc.	51,600	2,970
Gas Utilities - 0.4%
Southwest Gas Holdings, Inc.	50,350	3,817
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	158,250	3,092

TOTAL UTILITIES		9,879

TOTAL COMMON STOCKS
(Cost $844,923)		916,585

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.16% (c)	33,435,176	33,445
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	24,118,175	24,121
TOTAL MONEY MARKET FUNDS
(Cost $57,563)		57,566
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $902,486)		974,151
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(29,194)
NET ASSETS - 100%		$944,957

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	155	June 2020	$10,127	$1,254	$1,254

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$185
Fidelity Securities Lending Cash Central Fund	21
Total	$206

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$12,798	$12,798	$--	$--
Consumer Discretionary	113,115	113,115	--	--
Consumer Staples	54,016	54,016	--	--
Energy	5,212	5,212	--	--
Financials	139,170	139,170	--	--
Health Care	184,873	184,873	--	--
Industrials	146,149	146,149	--	--
Information Technology	164,655	164,655	--	--
Materials	27,888	27,888	--	--
Real Estate	58,830	58,830	--	--
Utilities	9,879	9,879	--	--
Money Market Funds	57,566	57,566	--	--
Total Investments in Securities:	$974,151	$974,151	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,254	$1,254	$--	$--
Total Assets	$1,254	$1,254	$--	$--
Total Derivative Instruments:	$1,254	$1,254	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$1,254	$0
Total Equity Risk	1,254	0
Total Value of Derivatives	$1,254	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,844) — See accompanying schedule: Unaffiliated issuers (cost $844,923)	$916,585
Fidelity Central Funds (cost $57,563)	57,566
Total Investment in Securities (cost $902,486)		$974,151
Segregated cash with brokers for derivative instruments		1,101
Cash		39
Receivable for investments sold		254
Receivable for fund shares sold		1,706
Dividends receivable		194
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		1
Other receivables		12
Total assets		977,468
Liabilities
Payable for investments purchased	$6,346
Payable for fund shares redeemed	795
Accrued management fee	613
Distribution and service plan fees payable	15
Payable for daily variation margin on futures contracts	405
Other affiliated payables	173
Other payables and accrued expenses	49
Collateral on securities loaned	24,115
Total liabilities		32,511
Net Assets		$944,957
Net Assets consist of:
Paid in capital		$909,271
Total accumulated earnings (loss)		35,686
Net Assets		$944,957
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($37,546 ÷ 1,849.06 shares)(a)		$20.31
Maximum offering price per share (100/94.25 of $20.31)		$21.55
Class M:
Net Asset Value and redemption price per share ($7,073 ÷ 361.14 shares)(a)		$19.59
Maximum offering price per share (100/96.50 of $19.59)		$20.30
Class C:
Net Asset Value and offering price per share ($6,277 ÷ 345.35 shares)(a)		$18.18
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($826,676 ÷ 39,648.58 shares)		$20.85
Class I:
Net Asset Value, offering price and redemption price per share ($33,534 ÷ 1,598.40 shares)		$20.98
Class Z:
Net Asset Value, offering price and redemption price per share ($33,851 ÷ 1,619.69 shares)		$20.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$5,585
Interest		4
Income from Fidelity Central Funds (including $21 from security lending)		206
Total income		5,795
Expenses
Management fee
Basic fee	$3,010
Performance adjustment	938
Transfer agent fees	915
Distribution and service plan fees	103
Accounting fees	170
Custodian fees and expenses	14
Independent trustees' fees and expenses	3
Registration fees	97
Audit	32
Legal	3
Miscellaneous	20
Total expenses before reductions	5,305
Expense reductions	(24)
Total expenses after reductions		5,281
Net investment income (loss)		514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,103)
Fidelity Central Funds	1
Foreign currency transactions	(2)
Futures contracts	(2,269)
Total net realized gain (loss)		(33,373)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(108,838)
Fidelity Central Funds	2
Futures contracts	1,254
Total change in net unrealized appreciation (depreciation)		(107,582)
Net gain (loss)		(140,955)
Net increase (decrease) in net assets resulting from operations		$(140,441)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$514	$3,862
Net realized gain (loss)	(33,373)	66,043
Change in net unrealized appreciation (depreciation)	(107,582)	50,913
Net increase (decrease) in net assets resulting from operations	(140,441)	120,818
Distributions to shareholders	(23,000)	(186,724)
Share transactions - net increase (decrease)	79,047	(20,129)
Total increase (decrease) in net assets	(84,394)	(86,035)
Net Assets
Beginning of period	1,029,351	1,115,386
End of period	$944,957	$1,029,351

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.82	$25.94	$28.16	$23.48	$24.48	$25.76
Income from Investment Operations
Net investment income (loss)A	(.02)	.01	.04B	–C	.05	.06
Net realized and unrealized gain (loss)	(3.00)	2.30	.43	5.05	.52	.96
Total from investment operations	(3.02)	2.31	.47	5.05	.57	1.02
Distributions from net investment income	(.03)	(.01)	(.03)	(.07)	(.05)	(.03)
Distributions from net realized gain	(.46)	(4.42)	(2.65)	(.30)	(1.52)	(2.27)
Total distributions	(.49)	(4.43)	(2.69)D	(.37)	(1.57)	(2.30)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$20.31	$23.82	$25.94	$28.16	$23.48	$24.48
Total ReturnE,F,G	(13.03)%	11.55%	1.73%	21.62%	2.30%	4.19%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.31%J	1.04%	.97%	1.05%	1.16%	1.01%
Expenses net of fee waivers, if any	1.31%J	1.04%	.97%	1.04%	1.16%	1.01%
Expenses net of all reductions	1.31%J	1.04%	.95%	1.04%	1.15%	1.00%
Net investment income (loss)	(.18)%J	.06%	.14%B	.02%	.22%	.24%
Supplemental Data
Net assets, end of period (in millions)	$38	$37	$23	$14	$12	$11
Portfolio turnover rateK	60%J	56%L	68%	62%	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Amount represents less than $.005 per share.

 D Total distributions of $2.69 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.651 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.00	$25.21	$27.49	$22.95	$24.00	$25.30
Income from Investment Operations
Net investment income (loss)A	(.05)	(.05)	(.06)B	(.08)	(.03)	(.03)
Net realized and unrealized gain (loss)	(2.90)	2.21	.43	4.92	.50	.97
Total from investment operations	(2.95)	2.16	.37	4.84	.47	.94
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.46)	(4.37)	(2.65)	(.30)	(1.52)	(2.24)
Total distributions	(.46)	(4.37)	(2.65)	(.30)	(1.52)	(2.24)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$19.59	$23.00	$25.21	$27.49	$22.95	$24.00
Total ReturnD,E,F	(13.17)%	11.20%	1.40%	21.20%	1.89%	3.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I	1.35%	1.33%	1.39%	1.51%	1.35%
Expenses net of fee waivers, if any	1.59%I	1.35%	1.33%	1.39%	1.51%	1.35%
Expenses net of all reductions	1.59%I	1.35%	1.32%	1.39%	1.50%	1.34%
Net investment income (loss)	(.46)%I	(.24)%	(.22)%B	(.33)%	(.13)%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$5	$3	$3	$3
Portfolio turnover rateJ	60%I	56%K	68%	62%	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.32) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$21.43	$23.79	$26.20	$21.99	$23.16	$24.49
Income from Investment Operations
Net investment income (loss)A	(.10)	(.16)	(.17)B	(.20)	(.13)	(.14)
Net realized and unrealized gain (loss)	(2.69)	2.06	.41	4.71	.48	.93
Total from investment operations	(2.79)	1.90	.24	4.51	.35	.79
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.46)	(4.26)	(2.65)	(.30)	(1.52)	(2.12)
Total distributions	(.46)	(4.26)	(2.65)	(.30)C	(1.52)	(2.12)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$18.18	$21.43	$23.79	$26.20	$21.99	$23.16
Total ReturnD,E,F	(13.39)%	10.64%	.94%	20.62%	1.41%	3.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.12%I	1.86%	1.79%	1.87%	1.98%	1.84%
Expenses net of fee waivers, if any	2.12%I	1.86%	1.79%	1.87%	1.98%	1.84%
Expenses net of all reductions	2.12%I	1.86%	1.78%	1.86%	1.97%	1.83%
Net investment income (loss)	(.99)%I	(.76)%	(.68)%B	(.81)%	(.60)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$6	$8	$6	$5	$3	$4
Portfolio turnover rateJ	60%I	56%K	68%	62%	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.78) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.47	$26.50	$28.71	$23.91	$24.89	$26.15
Income from Investment Operations
Net investment income (loss)A	.01	.08	.12B	.08	.11	.12
Net realized and unrealized gain (loss)	(3.09)	2.36	.43	5.15	.54	.98
Total from investment operations	(3.08)	2.44	.55	5.23	.65	1.10
Distributions from net investment income	(.08)	(.06)	(.11)	(.12)	(.11)	(.09)
Distributions from net realized gain	(.46)	(4.42)	(2.65)	(.30)	(1.52)	(2.27)
Total distributions	(.54)	(4.47)C	(2.76)	(.43)D	(1.63)	(2.36)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$20.85	$24.47	$26.50	$28.71	$23.91	$24.89
Total ReturnF,G	(12.95)%	11.90%	2.04%	22.00%	2.57%	4.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.01%J	.75%	.68%	.75%	.89%	.77%
Expenses net of fee waivers, if any	1.01%J	.75%	.68%	.75%	.89%	.77%
Expenses net of all reductions	1.01%J	.75%	.67%	.74%	.88%	.76%
Net investment income (loss)	.12%J	.36%	.43%B	.31%	.49%	.48%
Supplemental Data
Net assets, end of period (in millions)	$827	$938	$1,035	$1,511	$1,359	$1,372
Portfolio turnover rateK	60%J	56%L	68%	62%	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

 C Total distributions of 4.47 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $4.418 per share.

 D Total distributions of $.43 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.303 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.54	$26.57	$28.78	$23.97	$24.96	$26.21
Income from Investment Operations
Net investment income (loss)A	.02	.08	.12B	.08	.12	.13
Net realized and unrealized gain (loss)	(3.11)	2.37	.43	5.15	.53	.99
Total from investment operations	(3.09)	2.45	.55	5.23	.65	1.12
Distributions from net investment income	(.01)	(.06)	(.11)	(.12)	(.12)	(.10)
Distributions from net realized gain	(.46)	(4.42)	(2.65)	(.30)	(1.52)	(2.27)
Total distributions	(.47)	(4.48)	(2.76)	(.42)	(1.64)	(2.37)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$20.98	$24.54	$26.57	$28.78	$23.97	$24.96
Total ReturnD,E	(12.91)%	11.87%	2.02%	21.97%	2.55%	4.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	.95%H	.76%	.69%	.75%	.87%	.74%
Expenses net of fee waivers, if any	.95%H	.76%	.69%	.75%	.87%	.73%
Expenses net of all reductions	.95%H	.75%	.68%	.75%	.87%	.73%
Net investment income (loss)	.18%H	.35%	.42%B	.31%	.50%	.51%
Supplemental Data
Net assets, end of period (in millions)	$34	$9	$40	$43	$43	$46
Portfolio turnover rateI	60%H	56%J	68%	62%	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .31%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$24.55	$26.59	$28.81	$26.36
Income from Investment Operations
Net investment income (loss)B	.03	.12	.16C	.07
Net realized and unrealized gain (loss)	(3.09)	2.36	.43	2.38
Total from investment operations	(3.06)	2.48	.59	2.45
Distributions from net investment income	(.13)	(.10)	(.16)	–
Distributions from net realized gain	(.46)	(4.42)	(2.65)	–
Total distributions	(.59)	(4.52)	(2.81)	–
Redemption fees added to paid in capitalB	–	–	–D	–D
Net asset value, end of period	$20.90	$24.55	$26.59	$28.81
Total ReturnE,F	(12.88)%	12.05%	2.17%	9.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.88%I	.61%	.55%	.62%I
Expenses net of fee waivers, if any	.87%I	.61%	.55%	.61%I
Expenses net of all reductions	.87%I	.61%	.54%	.61%I
Net investment income (loss)	.25%I	.49%	.56%C	.34%I
Supplemental Data
Net assets, end of period (in millions)	$34	$30	$6	$1
Portfolio turnover rateJ	60%I	56%K	68%	62%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of [[American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. he aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$155,782
Gross unrealized depreciation	(90,725)
Net unrealized appreciation (depreciation)	$65,057
Tax cost	$910,348

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Small Cap Fund	338,148	301,433

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$48	$4
Class M	.25%	.25%	19	–(a)
Class C	.75%	.25%	36	9
			$103	$13

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	3
Class C(a)	1
$30

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$44.23
Class M	10.26
Class C	10.29
Stock Selector Small Cap	833.18
Class I	10.12
Class Z	8.04
	$915

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Stock Selector Small Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Stock Selector Small Cap Fund	$16

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 7,510 shares of the Fund were redeemed in-kind for investments and cash with a value of $177,450. The Fund had a net realized gain of $41,770 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $6.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Stock Selector Small Cap Fund	$1

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $1,334. Total fees paid by the Fund to NFS, as lending agent, amounted to $2. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $4 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $12 for an operational error which is included in the accompanying Statement of Operations.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Class A	$744	$3,980
Class M	149	863
Class C	159	1,165
Stock Selector Small Cap	20,832	172,948
Class I	203	6,723
Class Z	913	1,045
Total	$23,000	$186,724

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Class A
Shares sold	657	769	$14,824	$17,323
Reinvestment of distributions	30	192	743	3,957
Shares redeemed	(399)	(281)	(8,511)	(6,317)
Net increase (decrease)	288	680	$7,056	$14,963
Class M
Shares sold	94	162	$2,033	$3,483
Reinvestment of distributions	6	42	145	829
Shares redeemed	(62)	(68)	(1,245)	(1,434)
Net increase (decrease)	38	136	$933	$2,878
Class C
Shares sold	92	206	$1,781	$4,171
Reinvestment of distributions	7	62	158	1,157
Shares redeemed	(106)	(188)	(2,073)	(3,775)
Net increase (decrease)	(7)	80	$(134)	$1,553
Stock Selector Small Cap
Shares sold	6,387	7,634	$147,743	$177,127
Reinvestment of distributions	799	7,937	20,024	167,624
Shares redeemed	(5,875)	(16,301)(a)	(131,603)	(379,548)(a)
Net increase (decrease)	1,311	(730)	$36,164	$(34,797)
Class I
Shares sold	1,414	538	$29,378	$12,465
Reinvestment of distributions	8	316	191	6,703
Shares redeemed	(193)	(1,990)(a)	(4,005)	(46,997)(a)
Net increase (decrease)	1,229	(1,136)	$25,564	$(27,829)
Class Z
Shares sold	867	1,270	$20,311	$29,611
Reinvestment of distributions	35	17	873	352
Shares redeemed	(512)	(287)	(11,720)	(6,860)
Net increase (decrease)	390	1,000	$9,464	$23,103

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Class A	1.31%
Actual		$1,000.00	$869.70	$6.09
Hypothetical-C		$1,000.00	$1,018.35	$6.57
Class M	1.59%
Actual		$1,000.00	$868.30	$7.39
Hypothetical-C		$1,000.00	$1,016.96	$7.97
Class C	2.12%
Actual		$1,000.00	$866.10	$9.84
Hypothetical-C		$1,000.00	$1,014.32	$10.62
Stock Selector Small Cap	1.01%
Actual		$1,000.00	$870.50	$4.70
Hypothetical-C		$1,000.00	$1,019.84	$5.07
Class I	.95%
Actual		$1,000.00	$870.90	$4.42
Hypothetical-C		$1,000.00	$1,020.14	$4.77
Class Z	.87%
Actual		$1,000.00	$871.20	$4.05
Hypothetical-C		$1,000.00	$1,020.54	$4.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in June 2018, July 2018, and September 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Stock Selector Small Cap Fund

2019 Total Return % vs. Morningstar Small Blend and Russell 2000:

75% beaten
25% beaten
Benchmark
Class I
Class C
4.00
2.00
0.00
-2.00
-4.00
-6.00
3.02
1.91
-0.95
-3.31
-5.79
1 Year
45.0
40.0
35.0
30.0
25.0
41.6
40.0
40.3
35.4
27.4
3 Year
45.0
40.0
35.0
30.0
25.0
20.0
42.5
40.7
41.3
34.8
24.9
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	91%	75%	80%
Class A	90%	69%	72%
Class C	87%	55%	54%
Class I	91%	74%	80%
Class M	89%	62%	64%
Class Z	92%	-	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Stock Selector Small Cap Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and the retail class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SCS-SANN-0620
1.538515.122

Fidelity Flex® Funds

Fidelity Flex® Small Cap Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Insulet Corp.	1.5
AECOM	1.3
Perspecta, Inc.	1.2
SYNNEX Corp.	1.2
Williams-Sonoma, Inc.	1.2
Old Republic International Corp.	1.1
Enstar Group Ltd.	1.1
Lazard Ltd. Class A	1.1
Valvoline, Inc.	1.1
Cullen/Frost Bankers, Inc.	1.1
11.9

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Health Care	21.5
Financials	18.4
Information Technology	17.1
Industrials	14.8
Consumer Discretionary	10.7

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks	99.4%
Convertible Securities	0.6%

 * Foreign investments - 16.0%

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	449	$37,640
Iridium Communications, Inc. (a)	650	14,628
		52,268
Entertainment - 0.1%
Gaia, Inc. Class A (a)	1,445	13,135
Media - 0.6%
Cardlytics, Inc. (a)	552	24,812
Gray Television, Inc. (a)	796	9,242
Nexstar Broadcasting Group, Inc. Class A	227	15,899
		49,953

TOTAL COMMUNICATION SERVICES		115,356

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.5%
Fox Factory Holding Corp. (a)	362	18,466
Lear Corp.	470	45,896
Standard Motor Products, Inc.	1,534	62,418
		126,780
Diversified Consumer Services - 1.2%
Afya Ltd.	832	18,088
Arco Platform Ltd. Class A (a)	828	41,582
Grand Canyon Education, Inc. (a)	211	18,150
Laureate Education, Inc. Class A (a)	2,166	20,512
Strategic Education, Inc.	64	10,195
		108,527
Hotels, Restaurants & Leisure - 1.5%
Churchill Downs, Inc.	372	37,282
Hilton Grand Vacations, Inc. (a)	2,518	51,871
Planet Fitness, Inc. (a)	435	26,244
Wingstop, Inc.	144	16,887
		132,284
Household Durables - 3.0%
Helen of Troy Ltd. (a)	270	44,356
KB Home	3,517	92,286
Taylor Morrison Home Corp. (a)	1,545	22,480
TRI Pointe Homes, Inc. (a)	6,231	71,532
Whirlpool Corp.	244	27,265
		257,919
Internet & Direct Marketing Retail - 0.2%
Revolve Group, Inc.	564	6,198
Stamps.com, Inc. (a)	70	11,079
		17,277
Leisure Products - 0.5%
BRP, Inc.	1,500	44,894
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	302	20,509
Specialty Retail - 1.5%
Five Below, Inc. (a)	166	14,967
Floor & Decor Holdings, Inc. Class A (a)	326	13,822
Williams-Sonoma, Inc.	1,638	101,294
		130,083
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	102	15,174
Steven Madden Ltd.	914	22,914
Tapestry, Inc.	3,729	55,488
		93,576

TOTAL CONSUMER DISCRETIONARY		931,849

CONSUMER STAPLES - 2.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	19	8,864
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	1,711	45,016
Grocery Outlet Holding Corp.	601	19,995
Performance Food Group Co. (a)	1,018	29,878
U.S. Foods Holding Corp. (a)	1,500	32,250
		127,139
Food Products - 0.9%
Nomad Foods Ltd. (a)	2,694	55,523
Post Holdings, Inc. (a)	254	23,330
		78,853
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	868	15,216

TOTAL CONSUMER STAPLES		230,072

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Brigham Minerals, Inc. Class A	1,600	20,624
Cabot Oil & Gas Corp.	647	13,988
Euronav NV	1,987	21,241
Noble Energy, Inc.	4,100	40,221
WPX Energy, Inc. (a)	6,900	42,297
		138,371
FINANCIALS - 18.4%
Banks - 6.6%
BOK Financial Corp.	240	12,430
Camden National Corp.	1,070	35,043
Citizens Financial Group, Inc.	2,115	47,355
Comerica, Inc.	1,200	41,832
Cullen/Frost Bankers, Inc.	1,337	96,077
First Citizens Bancshares, Inc.	102	38,964
Popular, Inc.	1,189	45,884
Signature Bank	762	81,671
Synovus Financial Corp.	2,265	47,588
The Bank of NT Butterfield & Son Ltd.	1,400	30,814
Trico Bancshares	2,496	75,180
United Community Bank, Inc.	1,376	29,096
		581,934
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	330	23,087
AllianceBernstein Holding LP	3,265	76,466
Apollo Global Management LLC Class A	571	23,120
BrightSphere Investment Group, Inc.	6,488	48,076
Cohen & Steers, Inc.	272	15,705
Cowen Group, Inc. Class A	1,234	13,512
Hamilton Lane, Inc. Class A	254	16,472
Lazard Ltd. Class A	3,581	98,478
LPL Financial	668	40,227
Morningstar, Inc.	137	21,367
		376,510
Consumer Finance - 0.8%
Encore Capital Group, Inc. (a)	1,601	41,594
First Cash Financial Services, Inc.	353	25,360
		66,954
Diversified Financial Services - 1.3%
Cannae Holdings, Inc. (a)	1,682	53,067
ECN Capital Corp.	20,084	56,993
		110,060
Insurance - 4.6%
Axis Capital Holdings Ltd.	1,677	61,378
Enstar Group Ltd. (a)	683	98,775
First American Financial Corp.	1,691	77,989
Old Republic International Corp.	6,298	100,453
Primerica, Inc.	467	48,526
RenaissanceRe Holdings Ltd.	122	17,813
		404,934
Thrifts & Mortgage Finance - 0.8%
Pennymac Financial Services, Inc.	526	15,869
WSFS Financial Corp.	1,898	55,384
		71,253

TOTAL FINANCIALS		1,611,645

HEALTH CARE - 21.5%
Biotechnology - 7.6%
Acceleron Pharma, Inc. (a)	455	41,191
Agios Pharmaceuticals, Inc. (a)	172	7,076
Aprea Therapeutics, Inc.	602	19,138
Arena Pharmaceuticals, Inc. (a)	322	15,768
Argenx SE ADR (a)	427	62,551
Ascendis Pharma A/S sponsored ADR (a)	412	55,921
Blueprint Medicines Corp. (a)	276	16,237
Deciphera Pharmaceuticals, Inc. (a)	317	18,380
FibroGen, Inc. (a)	751	27,704
G1 Therapeutics, Inc. (a)	380	4,989
Global Blood Therapeutics, Inc. (a)	792	60,604
Gritstone Oncology, Inc. (a)	350	2,454
Immunomedics, Inc. (a)	1,151	34,967
Insmed, Inc. (a)	951	21,873
Iovance Biotherapeutics, Inc. (a)	1,094	35,172
Kura Oncology, Inc. (a)	794	11,553
Mirati Therapeutics, Inc. (a)	59	5,017
Momenta Pharmaceuticals, Inc. (a)	1,126	35,694
Morphic Holding, Inc.	829	11,283
Natera, Inc. (a)	541	20,039
Neurocrine Biosciences, Inc. (a)	121	11,875
ORIC Pharmaceuticals, Inc. (a)	400	10,580
Passage Bio, Inc.	40	662
Repligen Corp. (a)	157	18,236
Revolution Medicines, Inc.	345	10,788
Revolution Medicines, Inc.	580	16,323
Sarepta Therapeutics, Inc. (a)	235	27,702
TG Therapeutics, Inc. (a)	1,281	15,065
Turning Point Therapeutics, Inc.	407	20,965
Viela Bio, Inc.	323	13,123
Zymeworks, Inc. (a)	379	13,845
		666,775
Health Care Equipment & Supplies - 5.0%
Cerus Corp. (a)	660	4,059
Haemonetics Corp. (a)	266	30,265
Hill-Rom Holdings, Inc.	235	26,435
Insulet Corp. (a)	667	133,199
Integer Holdings Corp. (a)	377	28,071
Masimo Corp. (a)	236	50,483
Nevro Corp. (a)	269	31,645
Novocure Ltd. (a)	482	31,716
Quidel Corp. (a)	271	37,669
Tandem Diabetes Care, Inc. (a)	472	37,656
TransMedics Group, Inc.	822	14,870
ViewRay, Inc. (a)	3,516	7,313
		433,381
Health Care Providers & Services - 3.9%
1Life Healthcare, Inc. (a)	888	21,907
Amedisys, Inc. (a)	124	22,836
AMN Healthcare Services, Inc. (a)	312	14,658
Chemed Corp.	76	31,659
Guardant Health, Inc. (a)	126	9,697
LHC Group, Inc. (a)	382	49,656
Molina Healthcare, Inc. (a)	480	78,706
Premier, Inc. (a)	1,796	59,555
Progyny, Inc. (a)	404	9,466
Universal Health Services, Inc. Class B	379	40,057
		338,197
Health Care Technology - 2.8%
Cegedim SA (a)	2,579	77,438
Health Catalyst, Inc.	545	14,535
HMS Holdings Corp. (a)	873	25,033
Inovalon Holdings, Inc. Class A (a)	1,267	22,173
Inspire Medical Systems, Inc. (a)	413	29,596
Phreesia, Inc.	661	16,783
Schrodinger, Inc.	185	8,584
Teladoc Health, Inc. (a)	303	49,871
		244,013
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	291	23,242
Bruker Corp.	540	21,233
Nanostring Technologies, Inc. (a)	693	22,010
		66,485
Pharmaceuticals - 1.4%
Arvinas Holding Co. LLC (a)	369	19,373
IMARA, Inc.	300	5,520
Jazz Pharmaceuticals PLC (a)	565	62,291
Kala Pharmaceuticals, Inc. (a)	1,358	13,526
Theravance Biopharma, Inc. (a)	890	25,952
		126,662

TOTAL HEALTH CARE		1,875,513

INDUSTRIALS - 14.6%
Aerospace & Defense - 0.7%
BWX Technologies, Inc.	304	16,130
Huntington Ingalls Industries, Inc.	97	18,567
Moog, Inc. Class A	399	19,743
Teledyne Technologies, Inc. (a)	30	9,770
		64,210
Airlines - 0.8%
SkyWest, Inc.	2,156	66,728
Building Products - 0.8%
Armstrong World Industries, Inc.	307	23,664
Fortune Brands Home & Security, Inc.	431	20,774
Trex Co., Inc. (a)	310	29,518
		73,956
Commercial Services & Supplies - 0.3%
Tetra Tech, Inc.	272	20,476
The Brink's Co.	146	7,464
		27,940
Construction & Engineering - 2.1%
AECOM (a)	3,228	117,047
Argan, Inc.	1,037	38,929
Dycom Industries, Inc. (a)	768	25,037
		181,013
Electrical Equipment - 2.3%
Atkore International Group, Inc. (a)	627	15,261
Generac Holdings, Inc. (a)	803	78,244
Regal Beloit Corp.	1,309	92,952
Sensata Technologies, Inc. PLC (a)	276	10,041
		196,498
Machinery - 2.9%
Allison Transmission Holdings, Inc.	478	17,371
ESCO Technologies, Inc.	269	20,525
IDEX Corp.	93	14,288
ITT, Inc.	443	23,355
Luxfer Holdings PLC sponsored	4,932	66,927
Rational AG	7	3,381
SPX Flow, Inc. (a)	2,898	94,388
Toro Co.	163	10,401
		250,636
Marine - 0.2%
SITC International Holdings Co. Ltd.	14,764	14,585
Professional Services - 2.2%
ASGN, Inc. (a)	798	37,067
Clarivate Analytics PLC (a)	813	18,683
Exponent, Inc.	462	32,492
FTI Consulting, Inc. (a)	620	78,963
Insperity, Inc.	370	17,653
TriNet Group, Inc. (a)	200	9,794
		194,652
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A	1,650	61,347
Schneider National, Inc. Class B	3,894	85,318
		146,665
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	1,979	55,649

TOTAL INDUSTRIALS		1,272,532

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 0.2%
Ciena Corp. (a)	3	139
CommScope Holding Co., Inc. (a)	1,885	20,754
		20,893
Electronic Equipment & Components - 4.7%
Avnet, Inc.	967	29,029
Fabrinet (a)	590	37,023
II-VI, Inc. (a)	574	19,757
Insight Enterprises, Inc. (a)	749	40,663
Itron, Inc. (a)	405	28,277
Jabil, Inc.	2,311	65,725
SYNNEX Corp.	1,162	101,745
TTM Technologies, Inc. (a)	6,641	76,969
Zebra Technologies Corp. Class A (a)	63	14,469
		413,657
IT Services - 4.9%
Black Knight, Inc. (a)	486	34,297
Booz Allen Hamilton Holding Corp. Class A	292	21,444
CACI International, Inc. Class A (a)	235	58,783
Computer Services, Inc.	507	21,674
Conduent, Inc. (a)	12,821	32,309
Fastly, Inc. Class A	227	4,915
Genpact Ltd.	837	28,818
KBR, Inc.	1,522	30,836
Maximus, Inc.	166	11,175
MongoDB, Inc. Class A (a)	144	23,347
Perspecta, Inc.	4,791	103,342
Unisys Corp. (a)	3,070	38,651
Verra Mobility Corp. (a)	1,902	17,042
		426,633
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (a)	354	19,682
Cabot Microelectronics Corp.	220	26,959
Cirrus Logic, Inc. (a)	602	45,511
Enphase Energy, Inc. (a)	478	22,385
Inphi Corp. (a)	257	24,811
Kulicke & Soffa Industries, Inc.	1,259	30,178
Universal Display Corp.	28	4,203
		173,729
Software - 4.9%
2U, Inc. (a)	302	7,173
Anaplan, Inc. (a)	216	8,826
Avalara, Inc. (a)	167	14,925
BlackLine, Inc. (a)	109	6,621
Ceridian HCM Holding, Inc. (a)	236	13,917
Dynatrace, Inc.	225	6,716
Elastic NV (a)	490	31,429
Everbridge, Inc. (a)	452	50,344
Five9, Inc. (a)	610	56,529
Globant SA (a)	243	28,108
HubSpot, Inc. (a)	69	11,635
j2 Global, Inc.	468	37,740
Lightspeed POS, Inc. (a)	735	13,924
LivePerson, Inc. (a)	1,128	27,004
Nuance Communications, Inc. (a)	778	15,716
Pluralsight, Inc. (a)	1,572	25,844
TiVo Corp.	8,297	58,328
Workiva, Inc. (a)	236	9,051
		423,830

TOTAL INFORMATION TECHNOLOGY		1,458,742

MATERIALS - 3.7%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	873	17,233
Olin Corp.	2,705	36,112
Valvoline, Inc.	5,645	97,038
Westlake Chemical Corp.	989	42,972
		193,355
Construction Materials - 0.2%
Summit Materials, Inc. (a)	884	13,357
Containers & Packaging - 1.3%
Ardagh Group SA	6,338	78,845
Avery Dennison Corp.	209	23,072
Crown Holdings, Inc. (a)	237	15,265
		117,182

TOTAL MATERIALS		323,894

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Americold Realty Trust	472	14,438
Corporate Office Properties Trust (SBI)	2,317	61,215
Equity Commonwealth	563	19,114
Four Corners Property Trust, Inc.	907	20,308
Lexington Corporate Properties Trust	8,786	91,814
Potlatch Corp.	2,232	78,366
RLJ Lodging Trust	6,310	58,620
Terreno Realty Corp.	424	23,244
		367,119
Real Estate Management & Development - 1.7%
Cushman & Wakefield PLC (a)	1,219	14,835
DIC Asset AG	6,342	83,955
Jones Lang LaSalle, Inc.	509	53,740
		152,530

TOTAL REAL ESTATE		519,649

UTILITIES - 2.0%
Electric Utilities - 0.4%
Portland General Electric Co.	726	33,970
Gas Utilities - 1.3%
ONE Gas, Inc.	744	59,304
Spire, Inc.	753	54,939
		114,243
Multi-Utilities - 0.3%
MDU Resources Group, Inc.	1,039	23,336

TOTAL UTILITIES		171,549

TOTAL COMMON STOCKS
(Cost $8,363,638)		8,649,172

Convertible Preferred Stocks - 0.6%
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Convoy, Inc. Series D (b)(c)	1,249	16,886
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Compass, Inc.:
Series E (a)(b)(c)	26	2,648
Series F (a)(b)(c)	310	30,833
		33,481
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $55,422)		50,367

Investment Companies - 0.4%
iShares Russell 2000 Growth Index ETF
(Cost $32,446)	220	40,115
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,451,506)		8,739,654
NET OTHER ASSETS (LIABILITIES) - 0.0%		291
NET ASSETS - 100%		$8,739,945

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,367 or 0.6% of net assets.

 (c) Level 3 security

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,754
Compass, Inc. Series F	10/22/18	$36,757
Convoy, Inc. Series D	10/30/19	$16,911

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,208
Total	$2,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$115,356	$115,356	$--	$--
Consumer Discretionary	931,849	931,849	--	--
Consumer Staples	230,072	230,072	--	--
Energy	138,371	138,371	--	--
Financials	1,611,645	1,611,645	--	--
Health Care	1,875,513	1,859,190	16,323	--
Industrials	1,289,418	1,257,947	14,585	16,886
Information Technology	1,492,223	1,458,742	--	33,481
Materials	323,894	323,894	--	--
Real Estate	519,649	519,649	--	--
Utilities	171,549	171,549	--	--
Investment Companies	40,115	40,115	--	--
Total Investments in Securities:	$8,739,654	$8,658,379	$30,908	$50,367

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.0%
Bermuda	4.5%
Netherlands	1.7%
Canada	1.6%
Luxembourg	1.2%
United Kingdom	1.1%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,451,506)		$8,739,654
Foreign currency held at value (cost $319)		319
Receivable for investments sold		330,158
Receivable for fund shares sold		16,326
Dividends receivable		1,847
Distributions receivable from Fidelity Central Funds		43
Receivable from investment adviser for expense reductions		1,165
Total assets		9,089,512
Liabilities
Payable to custodian bank	$98,122
Payable for investments purchased	250,282
Payable for fund shares redeemed	251
Other payables and accrued expenses	912
Total liabilities		349,567
Net Assets		$8,739,945
Net Assets consist of:
Paid in capital		$9,753,928
Total accumulated earnings (loss)		(1,013,983)
Net Assets		$8,739,945
Net Asset Value, offering price and redemption price per share ($8,739,945 ÷ 823,987 shares)		$10.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$66,999
Interest		67
Income from Fidelity Central Funds		2,208
Total income		69,274
Expenses
Independent trustees' fees and expenses	$37
Proxy	1,165
Commitment fees	16
Total expenses before reductions	1,218
Expense reductions	(1,165)
Total expenses after reductions		53
Net investment income (loss)		69,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,103,558)
Fidelity Central Funds	3
Foreign currency transactions	125
Futures contracts	13,978
Total net realized gain (loss)		(1,089,452)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(576,847)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(576,855)
Net gain (loss)		(1,666,307)
Net increase (decrease) in net assets resulting from operations		$(1,597,086)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,221	$95,258
Net realized gain (loss)	(1,089,452)	(208,018)
Change in net unrealized appreciation (depreciation)	(576,855)	954,467
Net increase (decrease) in net assets resulting from operations	(1,597,086)	841,707
Distributions to shareholders	(100,243)	(177,637)
Share transactions
Proceeds from sales of shares	5,086,784	10,666,475
Reinvestment of distributions	100,243	177,637
Cost of shares redeemed	(5,985,890)	(7,805,995)
Net increase (decrease) in net assets resulting from share transactions	(798,863)	3,038,117
Total increase (decrease) in net assets	(2,496,192)	3,702,187
Net Assets
Beginning of period	11,236,137	7,533,950
End of period	$8,739,945	$11,236,137
Other Information
Shares
Sold	417,120	922,418
Issued in reinvestment of distributions	7,968	17,146
Redeemed	(534,417)	(684,824)
Net increase (decrease)	(109,329)	254,740

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04	$11.10	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12	.13	.07
Net realized and unrealized gain (loss)	(1.41)	1.14	.32	.69
Total from investment operations	(1.34)	1.26	.45	.76
Distributions from net investment income	(.09)	(.12)	(.11)	–
Distributions from net realized gain	–	(.20)	–	–
Total distributions	(.09)	(.32)	(.11)	–
Net asset value, end of period	$10.61	$12.04	$11.10	$10.76
Total ReturnC,D	(11.23)%	11.83%	4.18%	7.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G,H	- %I	- %I	- %G,I
Expenses net of fee waivers, if any	- %G,H	- %I	- %I	- %G,I
Expenses net of all reductions	- %G,H	- %I	- %I	- %G,I
Net investment income (loss)	1.13%G,H	1.07%	1.14%	1.10%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,740	$11,236	$7,534	$538
Portfolio turnover rateJ	169%G	145%	163%	249%G

 A For the period March 7, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Proxy expenses are not annualized.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity Flex Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,033,667
Gross unrealized depreciation	(940,735)
Net unrealized appreciation (depreciation)	$92,932
Tax cost	$8,646,722

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(141,071)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Fund	9,864,249	10,521,511

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Small Cap Fund	$614

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Small Cap Fund	$16

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,165.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	- %-C	$1,000.00	$887.70	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZSC-SANN-0620
1.9881582.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 18, 2020